Thrivent Series Fund, Inc.

Prospectus

April 30, 2012

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Partner Technology Portfolio

Thrivent Partner Healthcare Portfolio

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Partner International Stock Portfolio

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Thrivent Aggressive Allocation Portfolio

Investment Objective

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.37%
Other Expenses	0.06%
Acquired (Underlying) Portfolio Fees and Expenses	0.50%
Total Annual Portfolio Operating Expenses	0.93%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Aggressive Allocation Portfolio	$95	$296	$515	$1,143

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Financial for Lutherans, the Portfolio’s adviser (“Thrivent Financial” or the “Adviser”), will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+17.99%
Worst Quarter:	Q4 ‘08	-21.69%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Aggressive Allocation Portfolio	–3.93%	0.24%	4.22%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	7.84%	6.50%	5.74%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.03%
Acquired (Underlying) Portfolio Fees and Expenses	0.49%
Total Annual Portfolio Operating Expenses	0.82%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderately Aggressive Allocation Portfolio	$84	$262	$455	$1,014

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, issuer risk, volatility risk, credit risk, interest rate risk, high yield risk, foreign securities risk, real estate industry risk, and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+17.17%
Worst Quarter:	Q4 ‘08	-19.32%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Moderately Aggressive Allocation Portfolio	–2.86%	0.87%	4.30%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	7.84%	6.50%	5.74%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Moderate Allocation Portfolio

Investment Objective

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.26%
Other Expenses	0.03%
Acquired (Underlying) Portfolio Fees and Expenses	0.45%
Total Annual Portfolio Operating Expenses	0.74%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderate Allocation Portfolio	$76	$237	$411	$918

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, issuer risk, volatility risk, credit risk, interest rate risk, high yield risk, foreign securities risk, real estate industry risk, and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.14%
Worst Quarter:	Q4 ‘08	-15.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Moderate Allocation Portfolio	–1.03%	1.95%	4.61%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	7.84%	6.50%	5.74%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Other Expenses	0.03%
Acquired (Underlying) Portfolio Fees and Expenses	0.37%
Total Annual Portfolio Operating Expenses	0.68%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderately Conservative Allocation Portfolio	$69	$218	$379	$847

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities, equity securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, credit risk, interest rate risk, high yield risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+11.68%
Worst Quarter:	Q4 ‘08	-11.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Moderately Conservative Allocation Portfolio	0.20%	2.78%	4.59%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	7.84%	6.50%	5.74%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Partner Technology Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.38%
Total Annual Portfolio Operating Expenses	1.13%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Technology Portfolio	$115	$359	$622	$1,375

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio, through its subadviser Goldman Sachs Asset Management, L.P. (“GSAM”), invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, aerospace and defense, data processing services, electrical components and equipment and media.

The subadviser invests primarily in common stocks and may invest in foreign securities, including those in emerging markets. Securities may be purchased without regard to market capitalization, and the Portfolio will likely have exposure to the securities of small and medium sized companies. In addition, the subadviser may invest in a relatively few number of issuers; therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

When selecting potential investments, GSAM employs fundamental investment research techniques to identify issuers that meet particular investment criteria, which include the following: strong brand name, dominant market share, recurring revenue streams, free cash flow generation, long product life cycles, enduring competitive advantages and excellent management. GSAM will typically sell a position if an issuer’s long-term fundamentals deteriorate, if the security reaches full valuation, if the issuer pursues a strategy that, in GSAM’s view, does not maximize shareholder value, or if the position grows beyond a weight with which GSAM is comfortable from a risk management standpoint.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Internet Risk. Stock prices of Internet and Internet-related companies and therefore the value of the Portfolio will experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (e.g., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the NASDAQ Composite Index, which is a market capitalization-weighted index of all domestic and foreign securities listed on the NASDAQ stock exchange. On April 30, 2004, the Portfolio became the successor by merger to the Technology Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Technology Stock Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘02	+21.50%
Worst Quarter:	Q2 ‘02	-27.88%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Partner Technology Portfolio	–12.83%	–0.42%	–0.30%
NASDAQ Composite Index (reflects no deduction for fees, expenses and taxes)	–0.79%	2.50%	3.74%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio.

Portfolio Manager(s)

GSAM uses its Growth Investment Team to manage the Portfolio. Steven M. Barry, Scott Kolar, CFA, and Jeff Rabinowitz, CFA are portfolio managers to the Portfolio. Mr. Barry is a Managing Director, Chief Investment Officer and Senior Portfolio Manager at GSAM; he has been with GSAM since 1999 and has been a portfolio manager of this Portfolio since 2009. Mr. Kolar and Mr. Rabinowitz are both Managing Directors and Portfolio Managers. They have been with GSAM since 1997 and 1999, respectively, and have been portfolio managers of this Portfolio since the respective years of 2010 and 2011.

Thrivent Partner Healthcare Portfolio

Investment Objective

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.69%
Total Annual Portfolio Operating Expenses	1.64%
Less Expense Reimbursement[1]	0.39%
Net Annual Portfolio Operating Expenses	1.25%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Healthcare Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.25% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Healthcare Portfolio	$127	$479	$855	$1,911

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets) and, as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Sectoral Asset Management, Inc., the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. In selecting stocks for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory charges, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI World Healthcare Index, which is a capitalization-weighted index of selected health care stocks from around the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+11.34%
Worst Quarter:	Q3 ‘11	-15.79%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Healthcare Portfolio	–3.79%	4.74%
MSCI World Healthcare Index (reflects no deduction for fees, expenses and taxes)	10.17%	4.27%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans. Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”) to subadvise the Portfolio.

Portfolio Manager(s)

Stephan Patten, CFA has served as the portfolio manager of the Portfolio since 2008. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. Michael Sjöström, CFA serves as back-up portfolio manager of the Portfolio. Mr. Sjöström is the co-founder and Chief Investment Officer of Sectoral.

Thrivent Partner Natural Resources Portfolio

Investment Objective

Thrivent Partner Natural Resources Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.37%
Total Annual Portfolio Operating Expenses	1.12%
Less Expense Reimbursement[1]	0.10%
Net Annual Portfolio Operating Expenses	1.02%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Natural Resources Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.02% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Natural Resources Portfolio	$104	$346	$607	$1,354

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments. Natural resource investments are securities of issuers that (1) have at least 50% of their assets in natural resources, such as metals, fuels, timber, underdeveloped land and agricultural products or (2) derive at least 50% of their annual revenues from owning, exploring, mining, processing or otherwise developing, or providing goods and services with respect to, natural resources. These investments may also include synthetic instruments that have economic characteristics similar to these securities.

The Portfolio invests primarily in equity securities of companies in a variety of natural resource related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Portfolio also concentrates its investments in one or more of these sectors or in one or more issuers in the natural resources related industries and, as a non-diversified fund under the Investment Company Act of 1940, focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio intends to invest in real estate investment trusts (REITs).

The Portfolio typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Portfolio may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in natural resource investments from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Portfolio follows an investing style that favors value investments. Value style investing includes the risk that securities of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Portfolio is subject to the risks associated with natural resource investments in addition to the general risk of the securities market. The Portfolio therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices.

Precious Metal-Related Securities Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P North American Natural Resources Sector Index, which is an index of selected U.S. traded natural resource-related stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘10	+17.85%
Worst Quarter:	Q3 ‘11	-29.63%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Natural Resources Portfolio	–12.84%	–4.79%
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses and taxes)	–7.35%	–3.71%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David C. Francis, CFA and Darren M. Bagwell, CFA have served as portfolio managers of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities of Thrivent Financial and has been with the firm since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Thrivent Partner Emerging Markets Portfolio

Investment Objective

Thrivent Partner Emerging Markets Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses	0.46%
Total Annual Portfolio Operating Expenses	1.66%
Less Expense Reimbursement[1]	0.26%
Net Annual Portfolio Operating Expenses	1.40%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Emerging Markets Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Emerging Markets Portfolio	$143	$498	$878	$1,944

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in emerging market common stocks but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Portfolio’s investments are ordinarily diversified among regions, countries and currencies.

Aberdeen Asset Management Investment Services Limited (“Aberdeen”), the Portfolio’s subadviser, uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index, which is a modified capitalization-weighted index of selected emerging economies from around the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+42.46%
Worst Quarter:	Q3 ‘11	-17.20%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Emerging Markets Portfolio	–10.82%	3.12%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses and taxes)	–18.17%	–4.37%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans. Thrivent Financial has engaged Aberdeen Asset Managers Limited (“Aberdeen”) to subadvise the Portfolio.

Portfolio Manager(s)

Devan Kaloo, Head of Global Emerging Markets Equities at Aberdeen, has been the lead portfolio manager for the Portfolio since its inception in 2008. Prior to his current position at Aberdeen, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Thrivent Real Estate Securities Portfolio

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Real Estate Securities Portfolio	$89	$278	$482	$1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the FTSE NAREIT All Equity REITs Index, which is a capitalization-weighted index of all equity real estate investment trusts. On April 30, 2004, the Portfolio became the successor by merger to the Real Estate Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Real Estate Securities Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+32.72%
Worst Quarter:	Q4 ‘08	-37.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Real Estate Securities Portfolio	8.83%	–1.32%	11.14%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses and taxes)	8.28%	–1.42%	10.73%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Reginald L. Pfeifer, CFA has served as portfolio manager of the Portfolio since its inception in 2003. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003. Previously, he was the Head of Mortgages and Real Estate from 2002 to 2003 and the Head of Fixed Income from 1998 to 2002.

Thrivent Partner Utilities Portfolio

The Board of Directors of the Thrivent Partner Utilities Portfolio has approved the merger of the Portfolio into the Thrivent Diversified Income Portfolio, pending approval by the Thrivent Partner Utilities Portfolio shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Partner Utilities Portfolio will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

Thrivent Partner Utilities Portfolio seeks capital appreciation and current income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.30%
Total Annual Portfolio Operating Expenses	2.05%
Less Expense Reimbursement[1]	1.15%
Net Annual Portfolio Operating Expenses	0.90%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Utilities Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.90% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect.

The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Utilities Portfolio	$92	$531	$997	$2,287

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity and debt securities issued by domestic and foreign utilities companies. Utilities companies are those that are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Portfolio concentrates its investments in the securities of companies in the utilities industry.

The Portfolio intends to invest primarily in equity securities, but it may change its allocation among equity and debt investments as it deems appropriate to achieve its objective. The debt securities in which the Portfolio invests generally are limited to those rated investment grade. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s adviser. The foreign securities in which the Portfolio invests may be issued by companies located in both developed and emerging markets. There are no limits on the geographic allocation of the Portfolio investments. The adviser anticipates, however, that the Portfolio’s investments will focus primarily on securities issued by utilities companies in the U.S. and that the investments in securities issued by foreign companies will focus on companies in Canada and Western Europe and other developed markets. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of utilities companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Utility Industry Risk. As a sector fund that invests primarily in utilities companies, the Portfolio is subject to the risks associated with this sector. The Portfolio therefore is more vulnerable to price changes of utilities companies securities and factors that affect the utilities industry than a more broadly diversified fund. The prices of securities issued by utilities companies historically have changed more in response to interest rate movements than other stocks. Generally, when interest rates go up, the value of securities issued by utilities companies goes down. There is no guarantee that this relationship will continue in the future.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market indices. The indices are the S&P 500 Telecommunications Services Index, which is a capitalization-weighted index of telecommunications sector securities, and the S&P 500 Utilities Index, which is a capitalization-weighted index of utilities sector securities. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘10	+11.87%
Worst Quarter:	Q1 ‘09	-10.01%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Utilities Portfolio	9.09%	–2.30%
S&P 500 Telecommunications Services Index (reflects no deduction for fees, expenses and taxes)	6.27%	1.57%
S&P 500 Utilities Index (reflects no deduction for fees, expenses and taxes)	19.91%	1.60%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Darren M. Bagwell, CFA has served as portfolio manager of the Portfolio since 2011. He has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Thrivent Partner Small Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.10%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Growth Portfolio	$112	$350	$606	$1,340

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Portfolio. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Portfolio will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the “microcap portion”).

Turner Investments, L.P. (“Turner”), the subadviser to the Portfolio, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+22.98%
Worst Quarter:	Q4 ‘08	-27.38%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Partner Small Cap Growth Portfolio	–3.85%	0.57%	3.47%
Russell 2000® Growth Index	–2.91%	2.09%	4.48%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans. Thrivent Financial has engaged Turner Investments, L.P. (“Turner”) to subadvise the Portfolio.

Portfolio Manager(s)

Two different lead portfolio managers manage the overall portfolio: one portfolio manager manages the microcap portion and the another manager manages the other portfolio assets (the “other asset portion”). William C. McVail, CFA serves as the lead manager of the other asset portion and has been with Turner since 1998. Frank L. Sustersic, CFA serves as the lead manager of the microcap portion and has been with Turner since 1994.

Thrivent Partner Small Cap Value Portfolio

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.08%
Acquired (Underlying) Portfolio Fees and Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.14%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Value Portfolio	$116	$362	$628	$1,386

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. T. Rowe Price Associates, Inc., the Portfolio’s subadviser, focuses mainly on securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Portfolio will not sell a security just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and

•	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Portfolio’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Value Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Value Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+23.35%
Worst Quarter:	Q4 ‘08	-24.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Partner Small Cap Value Portfolio	–1.99%	2.62%	11.19%
Russell 2000® Value Index	–5.50%	–1.87%	8.45%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”) to subadvise the Portfolio.

Portfolio Manager(s)

Preston Athey, CFA, CIC serves as portfolio manager for the Portfolio. He is a Vice President and a small company equity portfolio manager with T. Rowe Price and has been managing investments with T. Rowe Price since 1978.

Thrivent Small Cap Stock Portfolio

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Other Expenses	0.07%
Acquired (Underlying) Portfolio Fees and Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.82%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Small Cap Stock Portfolio	$84	$262	$455	$1,014

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 88% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Stock Portfolio. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+19.59%
Worst Quarter:	Q4 ‘08	-24.43%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Small Cap Stock Portfolio	–5.31%	–1.11%	4.59%
Russell 2000® Index	–4.18%	0.15%	5.62%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Darren M. Bagwell, CFA has served as portfolio manager for the Thrivent Small Cap Stock Portfolio since 2010. He has been with Thrivent since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Thrivent Small Cap Index Portfolio

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.10%
Acquired (Underlying) Portfolio Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.47%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Small Cap Index Portfolio	$48	$151	$263	$591

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P SmallCap 600 Index, which measures the performance of a group of 600 small-cap stocks. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+21.04%
Worst Quarter:	Q4 ‘08	-25.15%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Small Cap Index Portfolio	0.54%	1.69%	6.76%
S&P SmallCap 600 Index	1.02%	1.94%	7.09%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio II

The Board of Directors of the Thrivent Mid Cap Growth Portfolio II has approved the merger of the Portfolio into the Thrivent Mid Cap Growth Portfolio, pending approval by the Thrivent Mid Cap Growth Portfolio II shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Mid Cap Growth Portfolio II will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.02%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio II	$104	$325	$563	$1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+24.31%
Worst Quarter:	Q2 ‘02	-31.76%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Mid Cap Growth Portfolio II	–4.31%	4.65%	3.17%
Russell Midcap® Growth Index	–1.65%	2.44%	5.29%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2004 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.46%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio	$47	$148	$258	$579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+23.26%
Worst Quarter:	Q4 ‘08	-25.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Mid Cap Growth Portfolio	–5.43%	5.41%	5.81%
Russell Midcap® Growth Index	–1.65%	2.44%	5.29%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2003 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Partner Mid Cap Value Portfolio

Investment Objective

Thrivent Partner Mid Cap Value Portfolio seeks long-term capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.84%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Mid Cap Value Portfolio	$86	$268	$466	$1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of midcap issuers. The Adviser focuses mainly on the securities of midcap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market index. The index is the Russell Midcap® Value Index, which is comprised of mid-cap companies with lower-than- average price-to-book ratios and lower forecasted growth values. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+19.40%
Worst Quarter:	Q4 ‘08	-22.68%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Partner Mid Cap Value Portfolio	–6.33%	0.71%	4.99%
Russell Midcap® Value Index	–1.38%	0.04%	4.98%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio.

Portfolio Manager(s)

GSAM uses its Value Team to manage the Portfolio. Andrew Braun is a co-chief investment officer of the Team, which he has been with since 1997. Sean Gallagher is also a co-chief investment officer of the Team, which he has been with since 2000. Dolores Bamford, CFA is a co-manager and has been with the Team since 2002.

Thrivent Mid Cap Stock Portfolio

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.72%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Stock Portfolio	$74	$230	$401	$894

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and/or
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market index. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Stock Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+19.42%
Worst Quarter:	Q4 ‘08	-22.50%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Mid Cap Stock Portfolio	–6.28%	0.50%	5.90%
Russell Midcap® Index	–1.55%	1.41%	6.99%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Brian J. Flanagan, CFA has been a portfolio manager of the Portfolio since 2004. He has been with Thrivent since 1996 and a portfolio manager since 2000.

Thrivent Mid Cap Index Portfolio

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.54%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Index Portfolio	$55	$173	$302	$677

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the S&P MidCap 400 Index, which measures the performance of 400 mid-cap stocks. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Index Portfolio. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+19.80%
Worst Quarter:	Q4 ‘08	-25.57%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Mid Cap Index Portfolio	–2.23%	2.90%	6.60%
S&P MidCap 400 Index	–1.73%	3.32%	7.04%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Partner Worldwide Allocation Portfolio

Investment Objective

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.87%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.99%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Worldwide Allocation Portfolio	$101	$315	$547	$1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Portfolio invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Portfolio’s investment adviser, the Portfolio could invest a lower percentage but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Portfolio invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Portfolio’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such asset class, although the Adviser will directly manage the Portfolio’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
Emerging markets debt	0-30%
International small- and mid-cap equities	0-30%
U.S. securities	0-20%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited also manages the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Portfolio invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+22.38%
Worst Quarter:	Q3 ‘11	-18.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Worldwide Allocation Portfolio	–12.12%	–5.92%
MSCI All Country World Index ex-USA	–13.33%	–6.55%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent Financial”), which has engaged Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), Victory Capital Management Inc. (“Victory”) and Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio. Thrivent Financial may also manage a portion of the Portfolio.

Portfolio Manager(s)

James E. Chaney serves as portfolio manager for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2008, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Devan Kaloo, Head of Global Emerging Markets Equities at Aberdeen, is the lead portfolio manager for the Aberdeen portion of the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team. Margaret Lindsay, Chief Investment Officer of International Equity Strategies at Victory, is the lead portfolio manager for the Victory portion of the Portfolio. Prior to joining Victory in 2006, she was Director of Global Small Cap Equity and head of the non-U.S. small/mid-cap team at Fiduciary Trust International, a subsidiary of Franklin Templeton Investments, for 15 years. GSAM uses its Emerging Market Debt and Fundamental Currency team (the “EMD Term”) to manage its portion of the Portfolio. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000. David C. Francis, CFA, Vice President of Investment Equities of Thrivent Financial, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001.

Thrivent Partner International Stock Portfolio

The Board of Directors of the Thrivent Partner International Stock Portfolio has approved the merger of the Portfolio into the Thrivent Partner Worldwide Allocation Portfolio, pending approval by the Thrivent Partner International Stock Portfolio shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Partner International Stock Portfolio will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.90%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner International Stock Portfolio	$92	$287	$498	$1,108

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies.

The Adviser has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

The investment focus for Principal Global Investors, LLC (“Principal”), one of the Portfolio’s subadvisers, is international large-cap growth assets. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The investment focus for Mercator Asset Management, LP (“Mercator”), one of the Portfolio’s subadvisers, is international large-cap value assets and, to a lesser extent, emerging markets equity assets. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, which measures the performance of stocks in developed countries outside of North America. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+20.20%
Worst Quarter:	Q3 ‘02	-21.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Partner International Stock Portfolio	–13.90%	–5.31%	2.80%
MSCI EAFE Index	–11.73%	–4.26%	5.12%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Mercator Asset Management, LP (“Mercator”) and Principal Global Investors, LLC (“Principal”) to subadvise the Portfolio.

Portfolio Manager(s)

James E. Chaney serves as portfolio manager for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2007, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000.

Thrivent Partner Socially Responsible Stock Portfolio

Investment Objective

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	2.19%
Total Annual Portfolio Operating Expenses	2.99%
Less Expense Reimbursement[1]	2.01%
Net Annual Portfolio Operating Expenses	0.98%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Stock Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.98% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Socially Responsible Stock Portfolio	$100	$735	$1,395	$3,166

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in common stock. The Portfolio invests primarily in the common stocks of U.S. large-cap companies that have market capitalizations similar to those in the S&P 500 Index. The Portfolio may, however, have other investments, including foreign stocks and stocks of mid-sized companies. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $20 billion. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stock from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Portfolio employs a two-part process for evaluating prospective investments. Investments are first selected for financial soundness by Atlanta Capital Management Company, LLC (“Atlanta Capital”), one of the Portfolio’s subadvisers, and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert Investment Management, Inc. (“Calvert”), the Portfolio’s other subadviser. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

Atlanta Capital seeks established companies with a history of steady earnings growth. It selects companies that it believes have the ability to sustain growth through high profitability and the securities of which are favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. The sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large companies.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+18.98%
Worst Quarter:	Q3 ‘11	-15.17%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Socially Responsible Stock Portfolio	–1.82%	0.66%
S&P 500 Index	2.11%	–0.39%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Calvert Investment Management, Inc. to subadvise the Portfolio. Calvert has engaged Atlanta Capital Management Company, LLC (“Atlanta Capital”) to assist in providing investment advice to the Portfolio.

Portfolio Manager(s)

Richard B. England, CFA, Managing Director-Equities and Principal at Atlanta Capital, is the Portfolio’s lead manager and has been with Atlanta Capital for over five years. Paul J. Marshall, CFA, Vice President and Principal at Atlanta Capital, is also a portfolio manager for the Portfolio. He has been with Atlanta Capital for over five years.

Thrivent Partner All Cap Growth Portfolio

Investment Objective

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.90%
Total Annual Portfolio Operating Expenses	1.85%
Less Expense Reimbursement[1]	0.85%
Net Annual Portfolio Operating Expenses	1.00%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Growth Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.00% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Growth Portfolio	$102	$499	$921	$2,100

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

In pursuing its investment objective, the Portfolio seeks out securities that, in the opinion of the Portfolio’s subadviser, Calamos Advisors LLC, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the subadviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, the subadviser screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The subadviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Portfolio anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Portfolio’s subadviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Portfolio invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, the Portfolio focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Portfolio seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. The Portfolio’s subadviser performs its own fundamental investment research techniques, in addition to relying upon outside sources.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Russell 3000® Growth Index, which measures the performance of the broad growth segment of U.S. equities. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+20.22%
Worst Quarter:	Q3 ‘11	-19.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner All Cap Growth Portfolio	–7.13%	–1.82%
Russell 3000® Growth Index	2.18%	1.99%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Calamos Advisors LLC (“Calamos”) to subadvise the Portfolio.

Portfolio Manager(s)

Calamos employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, co-heads of research and investments, senior strategy analysts, intermediate analysts and junior analysts. John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, the co-heads of research and investments and the senior strategy analysts. Jeff Scudieri and Jon Vacko are the co-heads of research and investments. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, the following portfolio managers held the positions indicated with Calamos Investment Trust and Calamos: John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Vice President since Calvert Investment Trust’s inception and Trustee of Calvert Investment Trust (through June 2006) and President of Investments and Co-CIO of Calamos (since 2009), prior thereto he was Senior Executive Vice President of Investments and Co-CIO of Calamos. John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined Calamos in 1997 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto, he was a Senior Vice President and Senior Strategy Analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto, he was a Senior Vice President and Senior Strategy Analyst since July 2002. John Hillenbrand, Senior Vice President of Calamos, joined Calamos in 2002 and has been a Senior Strategy Analyst since August 2002. Steve Klouda, Senior Vice President of Calamos, joined Calamos in 1994 and has been a Senior Strategy Analyst since July 2002. Christopher Hartman, Assistant Vice President of Calamos, joined Calamos in February 1997 and has been a Senior Strategy Analyst since May 2007. Joe Wysocki, Assistant Vice President, joined Calamos in October 2003 and has been a Senior Strategy Analyst since February 2007.

Thrivent Partner All Cap Value Portfolio

Investment Objective

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.67%
Total Annual Portfolio Operating Expenses	2.42%
Less Expense Reimbursement[1]	1.44%
Net Annual Portfolio Operating Expenses	0.98%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Value Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.98% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Value Portfolio	$100	$616	$1,160	$2,646

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 139% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio invests primarily in the equity securities of small, medium and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets securities). The equity securities in which the Portfolio invests may include common stock, preferred stock and securities convertible into common stock. The Portfolio may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. At times, the Portfolio may not hold any stocks within one or more of these capitalization ranges.

OppenheimerFunds, Inc. (“OFI”), the Portfolio’s subadviser, selects securities for purchase and sale by the Portfolio one at a time (a “bottom-up approach”). OFI employs fundamental analysis to select securities that it believes are not fully recognized by, or are temporarily out of favor with, the market. OFI considers the following factors, which are subject to change and are not necessarily relevant in each instance, in assessing a company’s prospects: Analysis of a company’s financial statements, analysis of future earnings potential, the current value of company assets, estimates of borrowing requirements and debt maturity schedules, present and anticipated cash flows and allocation of capital, new product or business line developments, supply and demand conditions for key products, long-term sales potential, operations and industry position, and management structure and expertise. In addition, OFI monitors individual companies for changes in their business fundamentals or prospects, and these changes may trigger a decision to sell the security. OFI may consider selling a security for one or more of the following reasons, which are subject to change: the security price approaches its target price; the company’s fundamentals appear to be deteriorating; or more appealing investment opportunities arise.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Russell 3000® Value Index, which measures the performance of the broad value segment of U.S. equities. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+21.26%
Worst Quarter:	Q3 ‘11	-21.00%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner All Cap Value Portfolio	–10.16%	–4.61%
Russell 3000® Value Index	–0.10%	–2.09%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged OppenheimerFunds, Inc. (“OFI”) to subadvise the Portfolio.

Portfolio Manager(s)

John Damian and Mitch Williams, CFA serve as portfolio co-managers of the Portfolio. Mr. Damian has been Director of Value and Equity Investments and a Senior Vice President of OFI since 2007 and was previously a Vice President of OFI since 2001. Mr. Williams has been a Vice President of OFI since 2006 and was previously a Senior Research Analyst of OFI since 2002.

Thrivent Partner All Cap Portfolio

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.28%
Total Annual Portfolio Operating Expenses	1.23%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Portfolio	$125	$390	$676	$1,489

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 124% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Pyramis Global Advisors, LLC (“Pyramis”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, Pyramis may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, Pyramis uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. Pyramis’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 3000® Index, which is comprised of the 3000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity markets. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.71%
Worst Quarter:	Q3 ‘02	-22.71%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Partner All Cap Portfolio	–4.82%	–0.45%	1.46%
Russell 3000® Index	1.03%	–0.01%	3.51%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Pyramis Global Advisors, LLC (“Pyramis”) to subadvise the Portfolio.

Portfolio Manager(s)

Young Chin is the Lead Portfolio Manager of this team. He generally oversees the Portfolio’s day-to-day investment activities. Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Vincent Rivers and Chandler Willett are each sector Portfolio Managers responsible for stock selection for certain sector(s) within the Portfolio.

Mr. Chin has been associated with Pyramis since 2006, and has over 31 years in the investment management business. Prior to joining Pyramis, Mr. Chin served as president and chief executive officer for Gartmore Global Investments and co-global chief investment officer—equities for Gartmore Group. Chad Colman is a Sector Portfolio Manager covering the Global Industrials Sector. Mr.Colman joined Pyramis in 2009 as a research analyst for the Industrials sector. Prior to joining Pyramis, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors). He has 9 years of investment industry experience. Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003. Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004. Ms. Simes is a Sector Portfolio Manager covering the Materials sector, a position she has held since August 2003. Mr. Daniel is a sector portfolio manager covering the consumer discretionary sector, a position he has held since 2007. Prior to joining Pyramis, he was vice president and sector head for the consumer sector at ING Investment Management, North America. He has more than 18 years of investment and consumer industry experience. Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecommunications sectors. He joined Pyramis in 2006 as a research analyst for the Telecommunications sector. Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006. He has 13 years of experience in the financial services and investment industries. Mr. Willett is a sector portfolio manager covering the healthcare sector, a position he has held since 2006. Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services. He has more than nine years of investment industry experience.

Thrivent Large Cap Growth Portfolio II

The Board of Directors of the Thrivent Large Cap Growth Portfolio II has approved the merger of the Portfolio into the Thrivent Large Cap Growth Portfolio, pending approval by the Thrivent Large Cap Growth Portfolio II shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Large Cap Growth Portfolio II will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio II	$89	$278	$482	$1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 169% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+16.66%
Worst Quarter:	Q4 ‘08	-23.62%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Portfolio II	–6.25%	–0.80%	0.63%
Russell 1000® Growth Index	2.64%	2.50%	2.60%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David C. Francis, CFA, has served as portfolio manager of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001.

Thrivent Large Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 216% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategy

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+16.99%
Worst Quarter:	Q4 ‘08	-23.49%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Portfolio	–5.27%	0.09%	1.21%
Russell 1000® Growth Index	2.64%	2.50%	2.60%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David C. Francis, CFA, has served as portfolio manager of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001.

Thrivent Partner Growth Stock Portfolio

Investment Objectives

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.06%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Growth Stock Portfolio	$108	$337	$585	$1,294

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio’s principal strategy for achieving its investment objectives under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The subadviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures and options, in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the S&P 500/Citigroup Growth Index, which is comprised of those stocks within the S&P 500 Index that exhibit strong growth characteristics. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+16.20%
Worst Quarter:	Q4 ‘08	-23.96%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Partner Growth Stock Portfolio	–1.48%	0.79%	3.31%
S&P 500/Citigroup Growth Index	4.69%	2.40%	2.86%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”) to subadvise the Portfolio.

Portfolio Manager(s)

P. Robert Bartolo, CPA, CFA, Vice President of T. Rowe Price, has served as portfolio manager of the Portfolio since 2007 and also currently serves as Chairman of the Portfolio’s Investment Advisory Committee. Prior to being Chairman, he was a member of this Committee. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since 1997.

Thrivent Large Cap Value Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.64%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Value Portfolio	$65	$205	$357	$798

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Value Index, the S&P 500/Citigroup Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+17.78%
Worst Quarter:	Q4 ‘08	-20.34%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Large Cap Value Portfolio	–3.08%	–1.90%	2.59%
Russell 1000® Value Index	0.39%	–2.64%	3.89%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Matthew D. Finn, CFA has served as portfolio manager of the Portfolio since 2004, when he joined Thrivent.

Thrivent Large Cap Stock Portfolio

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.69%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Stock Portfolio	$70	$221	$384	$859

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 139% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. On April 30, 2004, the Portfolio became the successor by merger to the Capital Growth Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Capital Growth Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+16.13%
Worst Quarter:	Q4 ‘08	-22.18%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Large Cap Stock Portfolio	–4.57%	–1.99%	0.85%
S&P 500 Index	2.11%	–0.25%	2.92%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David C. Francis, CFA and Matthew D. Finn, CFA have served as portfolio managers of the Portfolio since 2011 and 2010, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Finn has served as a portfolio manager since 2004, when he joined Thrivent Financial.

Thrivent Large Cap Index Portfolio

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.42%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Index Portfolio	$43	$135	$235	$530

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P 500 Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company,to which a Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. On April 30, 2004, the Portfolio became the successor by merger to the Large Company Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Large Company Index Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.81%
Worst Quarter:	Q4 ‘08	-21.97%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Large Cap Index Portfolio	1.71%	–0.54%	2.63%
S&P 500 Index	2.11%	–0.25%	2.92%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Equity Income Plus Portfolio

Investment Objective

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.18%
Acquired (Underlying) Portfolio Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.86%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Equity Income Plus Portfolio	$88	$274	$477	$1,061

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 195% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in foreign equities, including emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the

Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which a Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Option Writing Risk. The Portfolio may write (sell) covered call and put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Portfolio’s portfolio, the Portfolio may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s transaction costs. Options written by the Portfolio may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments held in the Portfolio may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+14.48%
Worst Quarter:	Q3 ‘11	-16.30%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Equity Income Plus Portfolio	–2.45%	–1.92%
S&P 500 Index	2.11%	–0.39%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David R. Spangler, CFA and Kevin R. Brimmer, FSA have served as portfolio managers of the Portfolio since its inception in 2008. Mr. Spangler has been with Thrivent since 2002 and has been a portfolio manager since 2007. He was Director of Investment Product Management of Thrivent from 2002 to 2006. Mr. Brimmer has been with Thrivent since 1985 and has been a portfolio manager since 2002.

Thrivent Balanced Portfolio

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Balanced Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 143% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. The Adviser will select them in accordance with Thrivent Bond Index Portfolio’s strategy.

The Adviser establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and may be subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the Adviser may increase the Portfolio’s weighting in one or both of the other asset classes. Despite the Adviser’s attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

Broad Asset Category	Allocation Range
	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. On April 30, 2004, the Portfolio became the successor by merger to the Balanced Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Balanced Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+12.46%
Worst Quarter:	Q4 ‘08	-14.19%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Balanced Portfolio	4.18%	2.31%	4.08%
S&P 500 Index	2.11%	–0.25%	2.92%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA and Michael G. Landreville, CFA, CPA (inactive) have served as portfolio managers of the Portfolio since the respective years of 2002 and 2005. Mr. Brimmer has been with Thrivent since 1985 and has been a portfolio manager since 2002. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent High Yield Portfolio

Investment Objectives

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent High Yield Portfolio	$46	$144	$252	$567

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 58% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Adviser uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities to which the Portfolio’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+16.64%
Worst Quarter:	Q4 ‘08	-14.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent High Yield Portfolio	4.70%	6.90%	7.51%
Barclays Capital U.S. Corporate High Yield Bond Index	4.98%	7.54%	8.85%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Paul J. Ocenasek, CFA has served as portfolio manager of the Portfolio since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Diversified Income Plus Portfolio

Investment Objective

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.15%
Acquired (Underlying) Portfolio Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.67%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Diversified Income Plus Portfolio	$68	$214	$373	$835

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 127% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.

On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Portfolio’s Board of Directors and Portfolio shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in high-yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Effective April 1, 2012, the Portfolio’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Capital Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays Capital U.S. Corporate High Yield Bond

Index (the “Barclays High Yield”) and the Barclays Capital U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Portfolio’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Portfolio (unless the Adviser changes back to these indices).

Best Quarter:	Q2 ‘09	+15.49%
Worst Quarter:	Q4 ‘08	-16.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Portfolio	2.31%	3.69%	6.79%
S&P 500 Dividend Aristocrats Index	8.33%	4.59%	7.10%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%
S&P 500 Index	2.11%	–0.25%	2.92%
Barclays Capital U.S. Corporate High Yield Bond Index	4.98%	7.54%	8.85%
Barclays Capital U.S. Corporate Investment Grade Index	8.15%	6.82%	6.36%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Mark L. Simenstad, CFA, David R. Spangler, CFA and Paul J. Ocenasek, CFA have served as portfolio managers of the Portfolio since the respective years of 2006, 2007 and 2004. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Spangler has been with Thrivent Financial since 2002 and was Director of Investment Product Management from 2002 to 2006. Mr. Ocenasek has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Partner Socially Responsible Bond Portfolio

The Board of Directors of the Thrivent Partner Socially Responsible Bond Portfolio has approved the merger of the Portfolio into the Thrivent Income Portfolio, pending approval by the Thrivent Partner Socially Responsible Bond Portfolio shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Partner Socially Responsible Bond Portfolio will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	1.47%
Total Annual Portfolio Operating Expenses	2.17%
Less Expense Reimbursement[1]	1.49%
Net Annual Portfolio Operating Expenses	0.68%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Bond Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.68% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Socially Responsible Bond Portfolio	$69	$535	$1,028	$2,386

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 254% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade corporate bonds and government bonds. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s, “BBB” by S&P or, if unrated, considered to be of comparable credit quality by the Portfolio’s subadviser. The Portfolio may also invest in trust-preferred securities, taxable municipal bonds, below investment-grade debt securities (commonly known as “junk bonds”), foreign bonds (including American Depositary Receipts (ADRs)), asset-backed securities, mortgage-backed securities including derivative securities such as collateralized mortgage obligations, and repurchase agreements.

Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other credit providers. Please note that the Portfolio uses an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio. The Portfolio may also invest in leveraged loans, which are expected to be below investment-grade quality. Additionally, as a non-diversified fund under the Investment Company Act of 1940, the Portfolio expects to focus its investments in the securities of a relatively few number of issuers.

All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in fixed-income securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Investment Management, Inc. (“Calvert”), the Portfolio’s subadviser, employs a two-part process for evaluating prospective investments. Investments are selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

Investments in fixed-income securities may be made prior to the application of the Portfolio’s sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange-traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and, if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Portfolio invests in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Portfolio’s sustainable and socially responsible investment criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Trust-Preferred Securities Risk. Trust-preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust-preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made (with such interest payments being dependent on the financial condition of the parent corporation). There is also the risk that the underlying obligations, and thus the trust-preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Barclays Capital U.S. Credit Index, which is comprised of both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance and include both U.S. and foreign corporations. The non-corporate sectors are sovereign, supranational, foreign agency and foreign local government. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+4.88%
Worst Quarter:	Q4 ‘10	-1.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Socially Responsible Bond Portfolio	6.70%	7.73%
Barclays Capital U.S. Credit Index	8.35%	7.61%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”) to subadvise the Portfolio.

Portfolio Manager(s)

Matthew Duch and Michael Abramo have served as portfolio managers of the Portfolio since 2011. Mr. Duch, Vice President of Calvert and lead portfolio manager of the Portfolio, has been with Calvert’s taxable fixed income team since 2006. He joined Calvert after four years as a trader/sector manager at Deutsche Asset Management. Mr. Abramo, Vice President of Calvert and co-portfolio manager of the Portfolio, has been with Calvert’s taxable fixed income team since 1999.

Thrivent Income Portfolio

Investment Objective

Thrivent Income Portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Income Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 142% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative and technical research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The adviser purchases bonds of foreign issuers as well, however. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+10.54%
Worst Quarter:	Q3 ‘08	-6.01%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Income Portfolio	5.94%	5.82%	5.57%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Stephen D. Lowe, CFA has served as the portfolio manager of the Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Thrivent Bond Index Portfolio

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.46%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Bond Index Portfolio	$47	$148	$258	$579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 415% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Barclays Capital Aggregate Bond Index, which could include asset- or mortgage-backed securities. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the Adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. On April 30, 2004, the Portfolio became the successor by merger to the Bond Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Bond Index Portfolio. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+5.17%
Worst Quarter:	Q2 ‘04	-2.59%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Bond Index Portfolio	8.21%	6.09%	5.36%
Barclays Capital Aggregate Bond Index	7.84%	6.50%	5.78%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Michael G. Landreville, CFA, CPA (inactive) has served as portfolio manager of the Portfolio since 2005. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Limited Maturity Bond Portfolio

Investment Objective

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Limited Maturity Bond Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective maturity for the Portfolio is expected to be less than three years. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative and technical investment analysis techniques to determine what debt obligations to buy and sell. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the Barclays Capital Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+5.67%
Worst Quarter:	Q3 ‘08	-3.16%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Limited Maturity Bond Portfolio	0.90%	3.34%	3.53%
Barclays Capital Government/Credit 1-3 Year Bond Index	1.59%	3.99%	3.63%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Gregory R. Anderson, CFA and Michael G. Landreville, CFA, CPA (inactive) have served as portfolio managers of the Portfolio since the respective years of 2005 and 2001. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Mortgage Securities Portfolio

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	0.90%
Less Expense Reimbursement	0.11%
Net Annual Portfolio Operating Expenses[1]	0.79%

[1]

The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Mortgage Securities Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.79% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mortgage Securities Portfolio	$81	$276	$488	$1,098

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 854% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage- backed securities including, but not limited to, collateralized mortgage obligations (CMOs), interest only bonds (IOs), principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in mortgage-related securities from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Barclays Capital Mortgage-Backed Securities (MBS) Index, which is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities. On April 30, 2004, the Portfolio became the successor by merger to the Mortgage Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mortgage Securities Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+7.17%
Worst Quarter:	Q4 ‘08	-3.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Mortgage Securities Portfolio	4.52%	5.76%	4.76%
Barclays Capital Mortgage-Backed Securities Index	6.23%	6.54%	5.40%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Gregory R. Anderson, CFA and Scott A. Lalim have served as portfolio managers of the Portfolio since 2003. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Lalim has been with Thrivent Financial since 1976 and also manages the commercial mortgage-backed securities portfolio of Thrivent Financial’s general account.

Thrivent Money Market Portfolio

Investment Objective

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.51%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Money Market Portfolio	$52	$164	$285	$640

Principal Strategies

The Portfolio tries to produce current income while maintaining liquidity by investing in high-quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those rules generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Portfolio to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Portfolio may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Portfolio’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Portfolio’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio. Credit risk is expected to be low for the Money Market Portfolio because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Loss of Principal. The success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Financial Services Industry Risk. The Portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Portfolio’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Portfolio or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Portfolio that can result from a downgrading of, or a default by, such financial services company.

Redemption Risk. The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Portfolio may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual returns for one-, five- and ten-year periods. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘07	+1.28%
Worst Quarter:[1]	Q4 ‘11	0.00%

[1]	The Portfolio’s performance was also 0.00% for Q4 ‘09, Q1 ‘10, Q2 ‘10, Q3 ‘10, Q4 ‘10, Q1 ‘11, Q2 ‘11, Q3 ‘11 and Q4 ‘11.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
	1 Year	5 Years	10 Years
Thrivent Money Market Portfolio	0.00%	1.69%	1.94%

The seven-day yield for the period ended December 31, 2011 was 0.00%. You may call 800-THRIVENT to obtain the Portfolio’s current seven-day yield.

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

William D. Stouten has served as portfolio manager of the Portfolio since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Information Pertaining to all Portfolios

Tax Information

For information about certain tax-related aspects of investing in a Portfolio through a variable contract, please see the variable product prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary, the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Thrivent Aggressive Allocation Portfolio

Investment Objective

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described in the Glossary of Investment Terms on page 162). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Financial for Lutherans, the Portfolio’s adviser (“Thrivent Financial” or the “Adviser”) will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the Prospectus of Thrivent Mutual Funds.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described in the Glossary of Investment Terms on page 162). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the Prospectus of Thrivent Mutual Funds.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Thrivent Moderate Allocation Portfolio

Investment Objective

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described in the Glossary of Investment Terms on page 162). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the prospectus of Thrivent Mutual Funds.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Principal Strategies

The Portfolio pursues its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities, equity securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. (Maturity and duration are described in the Glossary of Investment Terms on page 162). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Portfolio actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the prospectus of Thrivent Mutual Funds.

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Thrivent Partner Technology Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio, through its subadviser Goldman Sachs Asset Management, L.P. (“GSAM”), invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, aerospace and defense, data processing services, electrical components and equipment and media.

The subadviser invests primarily in common stocks and may invest in foreign securities, including those in emerging markets. Securities may be purchased without regard to market capitalization, and the Portfolio will likely have exposure to the securities of small and medium sized companies. In addition, the subadviser may invest in a relatively few number of issuers; therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

When selecting potential investments, GSAM employs fundamental investment research techniques to identify issuers that meet particular investment criteria, which include the following: strong brand name, dominant market share, recurring revenue streams, free cash flow generation, long product life cycles, enduring competitive advantages and excellent management. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162). GSAM will typically sell a position if an issuer’s long-term fundamentals deteriorate, if the security reaches full valuation, if the issuer pursues a strategy that, in GSAM’s view, does not maximize shareholder value, or if the position grows beyond a weight with which GSAM is comfortable from a risk management standpoint.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Technology-Oriented Companies Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk, Internet Risk, Small Cap Risk, Mid Cap Risk, Emerging Markets Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Healthcare Portfolio

Investment Objective

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets) and, as a non-diversified fund under the 1940 Act, focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be of small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Sectoral Asset Management, Inc., the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162). In selecting stocks for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Healthcare Industry Risk, Foreign Securities Risk, Emerging Markets Risk, Small Cap Risk, Mid Cap Risk, Non-Diversified Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Natural Resources Portfolio

Investment Objective

Thrivent Partner Natural Resources Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments. Natural resource investments are securities of issuers that (1) have at least 50% of their assets in natural resources, such as metals, fuels, timber, underdeveloped land and agricultural products or (2) derive at least 50% of their annual revenues from owning, exploring, mining, processing or otherwise developing, or providing goods and services with respect to, natural resources. These investments may also include synthetic instruments that have economic characteristics similar to these securities.

The Portfolio invests primarily in equity securities of companies in a variety of natural resource related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Portfolio also concentrates its investments in one or more of these sectors or in one or more issuers in the natural resources related industries and, as a non-diversified fund under the Investment Company Act of 1940, focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio intends to invest in real estate investment trusts (REITs).

The Portfolio typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Portfolio may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in natural resource investments from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Natural Resources Industry Risk, Precious Metals-Related Securities Risk, Foreign Securities Risk, Emerging Markets Risk, Small Cap Risk, Mid Cap Risk, Non-Diversified Risk, Real Estate Investment Trust (REIT) Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Emerging Markets Portfolio

Investment Objective

Thrivent Partner Emerging Markets Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in emerging market common stocks but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Portfolio’s investments are ordinarily diversified among regions, countries and currencies.

Aberdeen Asset Management Investment Services Limited (“Aberdeen”), the Portfolio’s subadviser, uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Emerging Markets Risk, Foreign Securities Risk (Emerging Markets/Worldwide/ International Portfolio), Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Real Estate Securities Portfolio

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

Principal Strategies

In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Real Estate Industry Risk, Real Estate Investment Trust (REIT) Risk, Issuer Risk, Volatility Risk, Interest Rate Risk (Real Estate Securities Portfolio) and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Utilities Portfolio

The Board of Directors of the Thrivent Partner Utilities Portfolio has approved the merger of the Portfolio into the Thrivent Diversified Income Portfolio, pending approval by the Thrivent Partner Utilities Portfolio shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Partner Utilities Portfolio will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

Thrivent Partner Utilities Portfolio seeks capital appreciation and current income.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity and debt securities issued by domestic and foreign utilities companies. Utilities companies are those that are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Portfolio concentrates its investments in the securities of companies in the utilities industry.

The Portfolio intends to invest primarily in equity securities, but it may change its allocation among equity and debt investments as it deems appropriate to achieve its objective. The debt securities in which the Portfolio invests generally are limited to those rated investment grade. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s adviser. The foreign securities in which the Portfolio invests may be issued by companies located in both developed and emerging markets. There are no limits on the geographic allocation of the Portfolio investments. The adviser anticipates, however, that the Portfolio’s investments will focus primarily on securities issued by utilities companies in the U.S. and that the investments in securities issued by foreign companies will focus on companies in Canada and Western Europe and other developed markets. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of utilities companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Utility Industry Risk, Foreign Securities Risk, Emerging Markets Risk, Credit Risk, Interest Rate Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Small Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Portfolio, although the Adviser may manage, using quantitative investment research techniques, a portion of the Portfolio. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Portfolio will be invested in companies that have market capitalizations that fall within the bottom half of this Index (microcap assets).

Turner Investments, L.P. (“Turner”), the subadviser to the Portfolio, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. (Quantitative, fundamental and technical investment research techniques are described in the Glossary of Investment Terms on page 162). A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Small Cap Value Portfolio

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. T. Rowe Price Associates, Inc., the Portfolio’s subadviser, focuses mainly on securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Portfolio will not sell a security just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Portfolio’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk, Liquidity Risk, Foreign Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Small Cap Stock Portfolio

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Small Cap Index Portfolio

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk and Liquidity Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mid Cap Growth Portfolio II

The Board of Directors of the Thrivent Mid Cap Growth Portfolio II has approved the merger of the Portfolio into the Thrivent Mid Cap Growth Portfolio, pending approval by the Thrivent Mid Cap Growth Portfolio II shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Mid Cap Growth Portfolio II will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser, uses fundamental, quantitative and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mid Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Mid Cap Value Portfolio

Investment Objective

Thrivent Partner Mid Cap Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of midcap issuers. The Adviser focuses mainly on the securities of midcap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk, Foreign Securities Risk, Emerging Markets Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mid Cap Stock Portfolio

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162).

The Adviser generally looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and/or
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mid Cap Index Portfolio

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Foreign Securities Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Worldwide Allocation Portfolio

Investment Objective

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Portfolio invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Portfolio’s investment adviser, the Portfolio could invest at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Portfolio invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Portfolio’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such asset class, although the Adviser will directly manage the Portfolio’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies, as described below, for selecting assets.

The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
Emerging markets debt	0-30%
International small- and mid-cap equities	0-30%
U.S. securities	0-20%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

The investment focus for Principal Global Investors, LLC (“Principal”), one of the Portfolio’s subadvisers, is international large-cap growth assets. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent out performance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses or reposition assets into more promising opportunities.

The investment focus for Mercator Asset Management LP (“Mercator”), one of the Portfolio’s subadvisers, is international large-cap value assets and, to a lesser extent, emerging markets equity assets. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities that are inexpensive relative to their respective historical prices, industries and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry and macro factors. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162). Mercator will consider selling a security when fundamental investment research techniques indicate that the security is less attractive than alternative investments.

The investment focus for Aberdeen Asset Managers (“Aberdeen”), one of the Portfolio’s subadvisers, is emerging markets equity. Aberdeen uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

The investment focus for Victory Capital Management Inc. (“Victory”), one of the Portfolio’s subadvisers, is international small- and mid-cap assets. Victory aims to produce a portfolio of high quality and exceptionally dynamic companies, with a focus on those operating in industries offering attractive investment opportunities as a result of long-term changes. Victory seeks to find companies with the highest probability of achieving success through industry-leading proprietary products and services, sustainable margins and strong balance sheets.

The investment focus for Goldman Sachs Asset Management, L.P. (“GSAM”), one of the Portfolio’s subadvisers, is emerging markets debt securities. GSAM uses an even balance of fundamental, quantitative and technical considerations within its investment discipline. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). GSAM’s country selection decisions rely primarily on fundamental analysis, which provides for a comprehensive understanding of the finances, political events and macroeconomic conditions of a country. GSAM’s security selection process considers a balance of quantitative, technical and fundamental factors, employing proprietary models to form a strategic view for emerging market debt securities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk (Emerging Markets/Worldwide/International Portfolio), Emerging Markets Risk, Liquidity Risk, Small Cap Risk, Mid Cap Risk, Large Cap Risk, Credit Risk, Interest Rate Risk, High Yield Risk, Allocation Risk, Multi-Manager Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner International Stock Portfolio

The Board of Directors of the Thrivent Partner International Stock Portfolio has approved the merger of the Portfolio into the Thrivent Partner Worldwide Allocation Portfolio, pending approval by the Thrivent Partner International Stock Portfolio shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Partner International Stock Portfolio will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital.

Principal Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies.

The Adviser has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

The investment focus for Principal Global Investors, LLC (“Principal”), one of the Portfolio’s subadvisers, is international large-cap growth assets. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The investment focus for Mercator Asset Management LP (“Mercator”), one of the Portfolio’s subadvisers, is international large-cap value assets and, to a lesser extent, emerging markets equity assets. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry, and macro factors. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162). Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk (Emerging Markets/Worldwide/International Portfolio), Emerging Markets Risk, Multi-Manager Risk, Large Cap Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Socially Responsible Stock Portfolio

Investment Objective

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in common stock. The Portfolio invests primarily in the common stocks of U.S. large-cap companies that have market capitalizations similar to those in the S&P 500 Index. The Portfolio may, however, have other investments, including foreign stocks and stocks of mid-sized companies. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $20 billion. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stock from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Portfolio employs a two-part process for evaluating prospective investments. Investments are first selected for financial soundness by Atlanta Capital Management Company, LLC (“Atlanta Capital”), one of the Portfolio’s subadvisers, and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert Investment Management, Inc. (“Calvert”), the Portfolio’s other subadviser. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

Atlanta Capital seeks established companies with a history of steady earnings growth. It selects companies that it believes have the ability to sustain growth through high profitability and the securities of which are favorably priced with respect to those growth expectations.

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. The sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Large Cap Risk, Mid Cap Risk, Foreign Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner All Cap Growth Portfolio

Investment Objective

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

Principal Strategies

In pursuing its investment objective, the Portfolio seeks out securities that, in the opinion of the Portfolio’s subadviser, Calamos Advisors LLC, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the subadviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, the subadviser screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The subadviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Portfolio anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Portfolio’s subadviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Portfolio invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, the Portfolio focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Portfolio seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. The Portfolio’s subadviser performs its own fundamental investment research techniques, in addition to relying upon outside sources. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Large Cap Risk, Mid Cap Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner All Cap Value Portfolio

Investment Objective

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio invests primarily in the equity securities of small, medium and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets securities). The equity securities in which the Portfolio invests may include common stock, preferred stock and securities convertible into common stock. The Portfolio may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. At times, the Portfolio may not hold any stocks within one or more of these capitalization ranges.

OppenheimerFunds, Inc. (“OFI”), the Portfolio’s subadviser, selects securities for purchase and sale by the Portfolio one at a time (a “bottom-up approach”). OFI employs fundamental analysis to select securities that it believes are not fully recognized by, or are temporarily out of favor with, the market. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 162). OFI considers the following factors, which are subject to change and are not necessarily relevant in each instance, in assessing a company’s prospects: Analysis of a company’s financial statements, analysis of future earnings potential, the current value of company assets, estimates of borrowing requirements and debt maturity schedules, present and anticipated cash flows and allocation of capital, new product or business line developments, supply and demand conditions for key products, long-term sales potential, operations and industry position, and management structure and expertise. In addition, OFI monitors individual companies for changes in their business fundamentals or prospects, and these changes may trigger a decision to sell the security. OFI may consider selling a security for one or more of the following reasons, which are subject to change: The security price approaches its target price; the company’s fundamentals appear to be deteriorating; or more appealing investment opportunities arise.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Small Cap Risk, Mid Cap Risk, Large Cap Risk, Foreign Securities Risk, Emerging Markets Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner All Cap Portfolio

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Pyramis Global Advisors, LLC (“Pyramis”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, Pyramis may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, Pyramis uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. (Quantitative and fundamental investment research techniques are described in the Glossary of Investment Terms on page 162). Pyramis’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Small Cap Risk, Mid Cap Risk, Large Cap Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Growth Portfolio II

The Board of Directors of the Thrivent Large Cap Growth Portfolio II has approved the merger of the Portfolio into the Thrivent Large Cap Growth Portfolio, pending approval by the Thrivent Large Cap Growth Portfolio II shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Large Cap Growth Portfolio II will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Large Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital.

Principal Strategy

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Large Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Growth Stock Portfolio

Investment Objectives

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income.

Principal Strategies

The Portfolio’s principal strategy for achieving its investment objectives under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser, T. Rowe Price, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The subadviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures and options, in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Value Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Value Index, the S&P 500/Citigroup Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Large Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Stock Portfolio

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Large Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Index Portfolio

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P 500 Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Large Cap Risk and Volatility Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Equity Income Plus Portfolio

Investment Objective

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in foreign equities, including emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk, Emerging Markets Risk, Preferred Stock Risk, Option Writing Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Balanced Portfolio

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

Principal Strategies

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. The Adviser will select them in accordance with Thrivent Bond Index Portfolio’s strategy.

The Adviser establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and may be subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the Adviser may increase the Portfolio’s weighting in one or both of the other asset classes. Despite the Adviser’s attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

Broad Asset Category	Allocation Range
	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Large Cap Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent High Yield Portfolio

Investment Objectives

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Adviser uses fundamental, quantitative and technical research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Credit Risk, High Yield Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk, Interest Rate Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Diversified Income Plus Portfolio

Investment Objective

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Credit Risk, High Yield Risk, Issuer Risk, Volatility Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Related and Other Asset-Backed Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Socially Responsible Bond Portfolio

The Board of Directors of the Thrivent Partner Socially Responsible Bond Portfolio has approved the merger of the Portfolio into the Thrivent Income Portfolio, pending approval by the Thrivent Partner Socially Responsible Bond Portfolio shareholders of record at a special shareholder meeting to be held on or about July 13, 2012. The merger, if approved by the shareholders, would occur on or about July 27, 2012. The Thrivent Partner Socially Responsible Bond Portfolio will be closed to new shareholder accounts after the close of business on May 24, 2012.

Investment Objective

Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.

Principal Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade corporate bonds and government bonds. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s subadviser. The Portfolio may also invest in trust-preferred securities, taxable municipal bonds, below investment-grade debt securities (commonly known as “junk bonds”), foreign bonds (including American Depositary Receipts (ADRs)), asset-backed securities, including derivative securities such as collateralized mortgage obligations and repurchase agreements.

Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other credit providers. Please note that the Portfolio uses an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio. The Portfolio may also invest in leveraged loans, which are expected to be below investment-grade quality. Additionally, as a non-diversified fund under the Investment Company Act of 1940, the Portfolio expects to focus its investments in the securities of a relatively few number of issuers.

All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in fixed-income securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), the Portfolio’s subadviser, employs a two-part process for evaluating prospective investments. Investments are selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability, and social responsibility factors.

Investments in fixed-income securities may be made prior to the application of the Portfolio’s sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange-traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and, if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Portfolio invests in debt obligations issued by the U.S. Government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Portfolio’s sustainable and socially responsible investment criteria.

Investment decisions on whether a company meets the Portfolio’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although the Portfolio’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio’s investment objective and its sustainable and socially responsible investment criteria.

The Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the applicable benchmark. The ETFs in which the Portfolio may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Portfolio. In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s sustainable and socially responsible investment criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, High Yield Risk, Interest Rate Risk, Foreign Securities Risk, Non-Diversified Risk, Mortgage-Related and Other Asset-Backed Securities Risk, Futures Contract Risk Trust-Preferred Securities Risk, Leveraged Loan Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Income Portfolio

Investment Objective

Thrivent Income Portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative and technical research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The adviser purchases bonds of foreign issuers as well, however. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, High Yield Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, Foreign Securities Risk, Futures Contract Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Bond Index Portfolio

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Barclays Capital U.S. Aggregate Bond Index, which could include asset- or mortgage-backed securities. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the Adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Limited Maturity Bond Portfolio

Investment Objective

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective maturity for the Portfolio is expected to be less than three years. (Dollar-weighted average effective maturity is defined in the Glossary of Investment Terms on page 162). Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative and technical investment analysis techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162). The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Foreign Securities Risk, Mortgage-Related and Other Asset-Backed Securities Risk, Futures Contract Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mortgage Securities Portfolio

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs), interest only bonds (IOs), principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in mortgage-related securities from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Money Market Portfolio

Investment Objective

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

Principal Strategies

The Portfolio tries to produce current income while maintaining liquidity by investing in high-quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 162).

The Adviser manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those rules generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Portfolio to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Portfolio may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Portfolio’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Portfolio’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 157 through 161: Credit Risk, Interest Rate Risk (Money Market Portfolio), Loss of Principal, Financial Services Industry Risk and Redemption Risk.

Glossary of Principal Risks

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

In addition, in the case of the Aggressive Allocation Portfolio, the Moderately Aggressive Allocation Portfolio and the Moderate Allocation Portfolio, underperformance in the equity markets would have a material adverse effect on these Portfolios’ total returns given their significant allocation to equity securities.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio. In the case of the Money Market Portfolio, credit risk is expected to be low because of that Portfolio’s emphasis on high quality, short-term money market securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Financial Services Industry Risk. The Portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Portfolio’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Portfolio or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Portfolio that can result from a downgrading of, or a default by, such financial services company.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Foreign Securities Risk (Emerging Markets/Worldwide/International Portfolio). Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries. With respect to the Partner Worldwide Allocation Portfolio, the issuer of non-U.S. sovereign debt in which the Portfolio invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory charges, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

In the case of the Balanced Portfolio, the Partner Socially Responsible Bond Portfolio, the Income Portfolio, the Bond Index Portfolio, the Limited Maturity Bond Portfolio and the Mortgage Securities Portfolio, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of these Portfolios to decline and reduce the overall return of the Portfolios.

Interest Rate Risk (Money Market Portfolio). A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Interest Rate Risk (Real Estate Securities Portfolio). Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Internet Risk. Stock prices of Internet and Internet-related companies and therefore the value of the Portfolio will experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that the Portfolio invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities)often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Loss of Principal. The success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Portfolio is subject to the risks associated with natural resource investments in addition to the general risk of the securities market. The Portfolio therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Option Writing Risk. The Portfolio may write (sell) covered call and put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Portfolio’s portfolio, the Portfolio may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s transaction costs. Options written by the Portfolio may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Precious Metal-Related Securities Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Redemption Risk. The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Portfolio may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller and unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. These are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Trust-Preferred Securities Risk. Trust-preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust-preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, (with such interest payments being dependent on the financial condition of the parent corporation). There is also the risk that the underlying obligations, and thus the trust-preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit risk, interest rate risk, high yield risk and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Utility Industry Risk. As a sector fund that invests primarily in utilities companies, the Portfolio is subject to the risks associated with this sector. The Portfolio therefore is more vulnerable to price changes of utilities companies securities and factors that affect the utilities industry than a more broadly diversified fund. The prices of securities issued by utilities companies historically have changed more in response to interest rate movements than other stocks. Generally, when interest rates go up, the value of securities issued by utilities companies goes down. There is no guarantee that this relationship will continue in the future.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

With respect to the Partner Healthcare Portfolio, the Partner Small Cap Growth Portfolio, the Mid Cap Growth Portfolio II, the Mid Cap Growth Portfolio, the Partner Worldwide Allocation Portfolio, the Partner International Stock Portfolio, the Partner All Cap Growth Portfolio, the Partner Socially Responsible Stock Portfolio, the Large Cap Growth Portfolio II, the Large Cap Growth Portfolio and the Partner Growth Stock Portfolio, growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

With respect to the Partner Natural Resources Portfolio, the Partner Small Cap Value Portfolio, the Mid Cap Value Portfolio, the Partner Worldwide Allocation Portfolio, the Partner International Stock Portfolio, the Partner All Cap Value Portfolio and the Large Cap Value Portfolio, stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

With respect to the Partner Utilities Portfolio and Balanced Portfolio, the value of the Portfolio’s shares may be affect by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significant in the short term.

With respect to the High Yield Portfolio and the Diversified Income Plus Portfolio, the price of the Portfolio’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.

With respect to the High Yield Portfolio, the Diversified Income Plus Portfolio, the Partner Socially Responsible Bond Portfolio, the Income Portfolio, the Bond Index Portfolio, the Limited Maturity Bond Portfolio and the Mortgage Securities Portfolio, bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of these Portfolios’ shares may fluctuate significantly in the short term.

Volatility Risk (Asset Allocation Portfolios). Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Glossary of Investment Terms

Dollar-Weighted Average Effective Maturity. Measure of the Portfolio that is determined by calculating the average maturity of each debt security owned by the Portfolio, weighting each security according to the amount that it represents in the Portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Duration. A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

Fundamental Investment Research Techniques. Research techniques that generally assess a company or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Maturity. A bond fund has no real maturity, but it does have a dollar-weighted average effective maturity that represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Quantitative Investment Research Techniques. Research techniques that generally focus on a company’s financial statements and assess a company or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical Investment Research Techniques. Research techniques that generally involve the study of trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

Management

Investment Adviser

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc. (the “Fund”). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $76 billion in assets as of December 31, 2011, including approximately $34 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:

Thrivent Aggressive Allocation Portfolio	Thrivent Large Cap Growth Portfolio
Thrivent Moderately Aggressive Allocation Portfolio	Thrivent Large Cap Value Portfolio
Thrivent Moderate Allocation Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Moderately Conservative Allocation Portfolio	Thrivent Large Cap Index Portfolio
Thrivent Partner Natural Resources Portfolio	Thrivent Equity Income Plus Portfolio
Thrivent Real Estate Securities Portfolio	Thrivent Balanced Portfolio
Thrivent Partner Utilities Portfolio	Thrivent High Yield Portfolio
Thrivent Small Cap Stock Portfolio	Thrivent Diversified Income Plus Portfolio
Thrivent Small Cap Index Portfolio	Thrivent Income Portfolio
Thrivent Mid Cap Growth Portfolio II	Thrivent Bond Index Portfolio
Thrivent Mid Cap Growth Portfolio	Thrivent Limited Maturity Bond Portfolio
Thrivent Mid Cap Stock Portfolio	Thrivent Mortgage Securities Portfolio
Thrivent Mid Cap Index Portfolio	Thrivent Money Market Portfolio
Thrivent Large Cap Growth Portfolio II

In addition, Thrivent Financial may also provide investment research and supervision of the assets of the Thrivent Partner Worldwide Allocation Portfolio, to the extent that this Portfolio invests in U.S. securities.

For each of the other Portfolios listed below (the “Subadvised Portfolios”), Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Portfolio, one or more subadvisers to manage the investments of the Subadvised Portfolios. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. The Subadvised Portfolios include the following:

Thrivent Partner Technology Portfolio	Thrivent Partner International Stock Portfolio
Thrivent Partner Healthcare Portfolio	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner Emerging Markets Portfolio	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner Small Cap Growth Portfolio	Thrivent Partner All Cap Value Portfolio
Thrivent Partner Small Cap Value Portfolio	Thrivent Partner All Cap Portfolio
Thrivent Partner Mid Cap Value Portfolio	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Worldwide Allocation Portfolio	Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Financial and the Fund have received an exemptive order from the SEC that permits Thrivent Financial and the Portfolios, with the approval of the Fund’s Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio. Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.

Advisory Fees

Each Portfolio pays an annual investment advisory fee to the investment adviser. During the year ended December 31, 2011, Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio’s average daily net assets:1

PORTFOLIO	ADVISORY FEE
Thrivent Aggressive Allocation Portfolio[2]	0.37%
Thrivent Moderately Aggressive Allocation Portfolio[3]	0.30%
Thrivent Moderate Allocation Portfolio[4]	0.26%
Thrivent Moderately Conservative Allocation Portfolio[5]	0.28%
Thrivent Partner Technology Portfolio	0.75%
Thrivent Partner Healthcare Portfolio	0.95%
Thrivent Partner Natural Resources Portfolio	0.75%
Thrivent Partner Emerging Markets Portfolio	1.20%
Thrivent Real Estate Securities Portfolio	0.80%
Thrivent Partner Utilities Portfolio	0.75%
Thrivent Partner Small Cap Growth Portfolio	1.00%
Thrivent Partner Small Cap Value Portfolio	0.80%
Thrivent Small Cap Stock Portfolio	0.69%
Thrivent Small Cap Index Portfolio	0.35%
Thrivent Mid Cap Growth Portfolio II	0.90%
Thrivent Mid Cap Growth Portfolio	0.40%

PORTFOLIO	ADVISORY FEE
Thrivent Partner Mid Cap Value Portfolio	0.75%
Thrivent Mid Cap Stock Portfolio	0.67%
Thrivent Mid Cap Index Portfolio	0.35%
Thrivent Partner Worldwide Allocation Portfolio	0.87%
Thrivent Partner International Stock Portfolio	0.83%
Thrivent Partner Socially Responsible Stock Portfolio	0.80%
Thrivent Partner All Cap Growth Portfolio	0.95%
Thrivent Partner All Cap Value Portfolio	0.75%
Thrivent Partner All Cap Portfolio	0.95%
Thrivent Large Cap Growth Portfolio II	0.80%
Thrivent Large Cap Growth Portfolio	0.40%
Thrivent Partner Growth Stock Portfolio	0.80%
Thrivent Large Cap Value Portfolio	0.60%
Thrivent Large Cap Stock Portfolio	0.64%
Thrivent Large Cap Index Portfolio	0.34%
Thrivent Equity Income Plus Portfolio	0.65%
Thrivent Balanced Portfolio	0.35%
Thrivent High Yield Portfolio	0.40%
Thrivent Diversified Income Plus Portfolio	0.40%
Thrivent Partner Socially Responsible Bond Portfolio	0.70%
Thrivent Income Portfolio	0.40%
Thrivent Bond Index Portfolio	0.35%
Thrivent Limited Maturity Bond Portfolio	0.40%
Thrivent Mortgage Securities Portfolio	0.50%
Thrivent Money Market Portfolio	0.40%

Certain of the other Portfolios also have breakpoints, which you can learn more about by consulting the Statement of Additional Information. In addition, the Fund’s annual report discusses the basis for the Board of Directors’ approval of the investment adviser agreement between the Fund and Thrivent Financial.

Furthermore, as of April 30, 2011, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Percentage
Thrivent Partner Small Cap Growth Portfolio	0.10%
Thrivent Mid Cap Growth Portfolio II	0.30%
Thrivent Partner International Stock Portfolio	0.08%
Thrivent Partner All Cap Portfolio	0.20%
Thrivent Large Cap Growth Portfolio II	0.15%
Thrivent Partner Growth Stock Portfolio	0.10%
Thrivent Money Market Portfolio	0.10%

These voluntary expense reimbursements, however, may be discontinued at any time. Certain of the Portfolios are also subject to contractual expense reimbursements, which are disclosed in the “Fees and Expenses” table for those particular Portfolios.

1Thrivent Financial reimbursed certain expenses of some of the Portfolios. This table does not reflect the effects of any reimbursements. In addition, with respect to the Subadvised Portfolios, Thrivent Financial pays the applicable subadviser(s) a subadvisory fee from the advisory fee it receives from the Subadvised Portfolio. These subadvisory fees do not constitute an additional fee to you, the investor. To learn more about these subadvisory fees, please consult the Statement of Additional Information.

2 Management fees for the Thrivent Aggressive Allocation Portfolio are calculated by multiplying the applicable advisory fee on directly held financial instruments (“direct investments”) (0.60%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

3 Management fees for the Thrivent Moderately Aggressive Allocation Portfolio are calculated by multiplying the applicable advisory fee on direct investments (0.55%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

4Management fees for the Thrivent Moderate Allocation Portfolio are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

5Management fees for the Thrivent Moderately Conservative Allocation Portfolio are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

Portfolio Management

This section provides information about the portfolio management for each of the Portfolios. The Statement of Additional Information for the Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of these Portfolios since their inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Partner Technology Portfolio

Thrivent Financial has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadviser for Thrivent Partner Technology Portfolio. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2011, GSAM, including its investment advisory affiliates, had assets under management of approximately $705,840.3 million. GSAM uses its Growth Investment Team (the “Growth Team”) to manage the Portfolio, and Steven M. Barry, Scott Kolar, CFA, and Jeff Rabinowitz, CFA have managed the Portfolio, as portfolio managers, since the respective years of 2009, 2010 and 2011.

Mr. Barry is Chief Investment Officer of Fundamental Equity, responsible for the overall business management of the global Fundamental Equity franchise. He is also Chief Investment Officer of the Growth Team, where he is responsible for the portfolio management and investment research process of the GSAM’s U.S. Growth strategies. Mr. Barry has twenty-six years of investment experience. He joined Goldman Sachs in 1999 as a vice president, was named managing director in 2001 and partner in 2004. Prior to joining the firm, Mr. Barry spent eleven years as a vice president at Alliance Capital Management. He began his career as an associate at E.F. Hutton. Mr. Kolar is a portfolio manager for the Growth Team. He has primary responsibility for investment research in technology and software, and had previously been the team’s information systems specialist, designing and implementing its technology infrastructure. Mr. Kolar is also Chairman of the Investment Committee and along with Mr. Barry and Mr. Rabinowitz, is also responsible for portfolio construction for the non-large cap portfolios. Mr. Kolar worked at Liberty Investment Management prior to Goldman Sachs’ acquisition of Liberty in 1997. Mr. Rabinowitz is a portfolio manager for the Growth Team and has been at GSAM since 1999. He has primary responsibility for investment research in the communications, technology, and semiconductor industries.

Thrivent Partner Healthcare Portfolio

Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”), 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, Canada, as investment subadviser for Thrivent Partner Healthcare Portfolio. Sectoral is a member of State Street Global Alliance, LLC, a jointly owned subsidiary of State Street Global Advisors, the investment management arm of State Street Corporation, and the Dutch pension fund Stichting Pensioenfonds ABP (ABP), one of the world’s largest pension funds. Sectoral specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2011, Sectoral managed approximately $3.6 billion in assets.

Stephan Patten, CFA has served as the portfolio manager of the Portfolio since 2008. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. In 1996, Mr. Patten completed a B.Sc. in biochemistry at McGill University and, in 2001, received his Masters of Business Administration from the same university.

Michael Sjöström, CFA serves as back-up portfolio manager of the Portfolio. Mr. Sjöström is the co-founder and Chief Investment Officer of Sectoral. Prior to establishing Sectoral, he was a portfolio manager with Pictet & Cie. in Geneva, Switzerland.

Thrivent Partner Natural Resources Portfolio

David C. Francis, CFA and Darren M. Bagwell, CFA have served as portfolio managers of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities of Thrivent Financial and has been with the firm since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. The Portfolio, prior to being managed by Mr. Francis and Mr. Bagwell, was managed by an independent subadviser.

Thrivent Partner Emerging Markets Portfolio

Thrivent Financial has engaged Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queen’s Terrace, Aberdeen AB10 1YG, United Kingdom, as subadviser for Thrivent Partner Emerging Markets Portfolio.

Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $270,252.06 million in assets as of December 31, 2011, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Devan Kaloo, Head of Global Emerging Markets Equities at Aberdeen, is the lead portfolio manager for the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA has served as portfolio manager of the Portfolio since its inception in 2003. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003. Previously, he was the Head of Mortgages and Real Estate from 2002 to 2003 and the Head of Fixed Income from 1998 to 2002.

Thrivent Partner Utilities Portfolio

Darren M. Bagwell, CFA has served as portfolio manager of the Portfolio since 2011. He has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. The Portfolio, prior to being managed by Mr. Bagwell, was managed by an independent subadviser.

Thrivent Partner Small Cap Growth Portfolio

Thrivent Financial has engaged Turner Investments, L.P. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, to serve as investment subadviser for Thrivent Partner Small Cap Growth Portfolio.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2011, managed approximately $13.4 billion in assets. Turner uses two different management teams to manage the portfolio: one team to manage the portfolio assets invested in companies that have market capitalizations that fall within the bottom half of the benchmark index, the Russell 2000® Growth Index (the “microcap portion”), and another team to manage the other portfolio assets (the “other asset portion”). William C. McVail, CFA serves as lead manager of the other asset portion and has been with Turner since 1998. Frank L. Sustersic, CFA serves as lead manager of the microcap portion and has been with Turner since 1994. Mr. McVail and Mr. Sustersic are supported by a team of 24 investment professionals who provide fundamental, industry-focused research for all of the Turner’s growth equity strategies. As lead portfolio managers, Mr. McVail is the final decision maker for all purchase and sale decisions of the other asset portion while Mr. Sustersic is the final decision maker for all purchase and sale decisions of the microcap portion.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Portfolio. T. Rowe Price and its affiliates had approximately $489.5 billion under management as of December 31, 2011. Preston Athey, CFA, CIC serves as portfolio manager for the Portfolio. He is a Vice President and a small company equity portfolio manager with T. Rowe Price and has been managing investments with T. Rowe Price since 1978.

Thrivent Small Cap Stock Portfolio

Darren M. Bagwell, CFA has served as portfolio manager for the Thrivent Small Cap Stock Portfolio since 2010. He has been with Thrivent since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio II

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2004 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Growth Portfolio

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2003 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Partner Mid Cap Value Portfolio

Thrivent Financial has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadviser for Thrivent Partner Mid Cap Value Portfolio. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2011, GSAM, including its investment advisory affiliates, had assets under management of approximately $705,840.3 million. GSAM uses its Value Team to manage the Portfolio. Andrew Braun is a co-chief investment officer of the Team, which he has been with since 1997. Sean Gallagher is also a co-chief investment officer of the Team, which he has been with since 2000. Dolores Bamford, CFA is a co-manager and has been with the Team since 2002.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA has been a portfolio manager of the Portfolio since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486; Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queen’s Terrace, Aberdeen, AB10 1YG, United Kingdom; Victory Capital Management Inc. (“Victory”), 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144; and Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadvisers for Thrivent Partner Worldwide Allocation Portfolio.

Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2011, Mercator managed approximately $5.4 billion in assets. James E. Chaney serves as portfolio manager for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000.

Principal is a direct wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $242.2 billion in assets under management as of December 31, 2011. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2008, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000.

Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $270,252.06 million in assets as of December 31, 2011, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Devan Kaloo, Head of Global Emerging Markets Equities at Aberdeen, is the lead portfolio manager for the Aberdeen portion of the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Victory, through predecessor firms, was organized in 1894 and began managing tax-exempt assets in 1912. As of December 31, 2011, Victory managed approximately $26.5 billion in assets. Margaret Lindsay, Chief Investment Officer of International Equity Strategies at Victory, is the lead portfolio manager for the Victory portion of the Portfolio. Prior to joining Victory in 2006, she was Director of Global Small Cap Equity and head of the non-U.S. small/mid-cap team at Fiduciary Trust International, a subsidiary of Franklin Templeton Investments, for 15 years.

GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2011, GSAM, including its investment advisory affiliates, had assets under management of approximately $705,840.3 million. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD Team”) to manage its portion of the Portfolio.

Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000. Prior to joining GSAM, he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.

David C. Francis, CFA, Vice President of Investment Equities of Thrivent Financial, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with the Adviser since 2001.

Thrivent Partner International Stock Portfolio

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa, 50392, as investment subadvisers for Thrivent Partner International Stock Portfolio.

Mercator has served as a subadviser for the Portfolio since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2011, Mercator managed approximately $5.4 billion in assets. James E. Chaney serves as portfolio manager for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000.

Principal has served as the subadviser for the Portfolio since February of 2007. Principal is a direct wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $242.2 billion in assets under management as of December 31, 2011. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2007, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000.

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Financial has engaged Calvert Investment Management, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as investment subadviser for Thrivent Partner Socially Responsible Stock Portfolio. Calvert has been managing mutual funds since 1976 and, as of December 31, 2011, managed over $12 billion in assets. Calvert has engaged Atlanta Capital Management Company, LLC (“Atlanta Capital”), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, to assist in providing investment advice to the Portfolio. Atlanta Capital has been managing assets since 1969 and provides investment advisory services to a broad range of institutional and individual clients. As of December 31, 2011, Atlanta Capital managed $12 billion in assets.

Richard B. England, CFA, Managing Director Equities and Principal at Atlanta Capital, is the Portfolio’s lead manager and has been with Atlanta Capital for over five years. Paul J. Marshall, CFA, Vice President and Principal at Atlanta Capital, is also a portfolio manager for the Portfolio. He has been with Atlanta Capital for over five years.

Thrivent Partner All Cap Growth Portfolio

Thrivent Financial has engaged Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, IL 60563, as investment subadviser for Thrivent Partner All Cap Growth Portfolio. Calamos and its predecessors have been providing asset management services since 1977 and, as of December 31, 2011, managed approximately $32.8 billion in assets.

Calamos employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, co-heads of research and investments, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors, co-heads of research and investments and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs, co-heads of research and investments and senior strategy analysts, may each make trading decisions guided by the Portfolio’s investment objective and strategy.

While day-to-day management of the Fund is a team effort, the Co-CIOs, along with the co-heads of research and investments and senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the co-heads of research and investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko, are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, the following portfolio managers held the positions indicated with Calamos Investment Trust and Calamos: John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Vice President since Calvert Investment Trust’s inception and Trustee of Calvert Investment Trust (through June 2006) and President of Investments and Co-CIO of Calamos (since 2009), prior thereto he was Senior Executive Vice President of Investments and Co-CIO of Calamos. John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined Calamos in 1997 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto, he was a Senior Vice President and Senior Strategy Analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been Senior Vice President and Co-Head of Research and Investments since July 2010, prior thereto, he was a Senior Vice President and Senior Strategy Analyst since July 2002. John Hillenbrand, Senior Vice President of Calamos, joined Calamos in 2002 and has been a Senior Strategy Analyst since August 2002. Steve Klouda, Senior Vice President of Calamos, joined Calamos in 1994 and has been a Senior Strategy Analyst since July 2002. Christopher Hartman, Assistant Vice President of Calamos, joined Calamos in February 1997 and has been a Senior Strategy Analyst since May 2007. Joe Wysocki, Assistant Vice President, joined Calamos in October 2003 and has been a Senior Strategy Analyst since February 2007.

Thrivent Partner All Cap Value Portfolio

Thrivent Financial has engaged OppenheimerFunds, Inc. (“OFI”), Two World Financial Center, New York, NY 10281, as investment subadviser for Thrivent Partner All Cap Value Portfolio. OFI has been an investment adviser since 1960 and, together with its affiliates, managed more than $168.8 billion in assets, including other mutual funds, as of December 31, 2011.

John Damian and Mitch Williams, CFA serve as portfolio co-managers of the Portfolio. Mr. Damian has been Director of Value and Equity Investments and a Senior Vice President of OFI since 2007 and was previously a Vice President of OFI since 2001. Mr. Williams has been a Vice President of OFI since 2006 and was previously a Senior Research Analyst of OFI since 2002.

Thrivent Partner All Cap Portfolio

Thrivent Financial has engaged Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, as investment subadviser for the Thrivent Partner All Cap Portfolio. Pyramis, a wholly-owned subsidiary of Fidelity Management and Research LLC (“FMR LLC”), who served as the subadviser for the Thrivent Partner All Cap Portfolio since its inception November 30, 2001 until November 12, 2006. Pyramis will be primarily responsible for choosing investments for the Portfolio. FMR LLC was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2011, Pyramis had approximately $40.223 billion in mutual fund assets under management.

Young Chin is the Lead Portfolio Manager of this team-managed fund. He generally oversees the Portfolio’s day-to-day investment activities. Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Vincent Rivers and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Portfolio. The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor portfolio characteristics and risk and to maintain the sector weighting boundaries of the Portfolio’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers. The Portfolio thus benefits from a truly team-managed investment strategy.

Mr. Chin has been associated with Pyramis since 2006, and has over 31 years in the investment management business. Prior to joining Pyramis, Mr. Chin served as president and chief executive officer for Gartmore Global Investments and co-global chief investment officer—equities for Gartmore Group.

Mr. Colman is a Sector Portfolio Manager covering the Global Industrials Sector. Mr. Colman joined Pyramis in 2009 as a research analyst for the Industrials sector. Prior to joining Pyramis, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors). He has 9 years of investment industry experience.

Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003. He joined FMR LLC in August 2002 as a research analyst.

Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004. He joined FMR LLC in 1996 as a research analyst.

Mr. Simes is a Sector Portfolio Manager covering the Materials sector, a position he has held since August 2003. Mr. Simes first joined FMR LLC in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

Mr. Daniel is a Sector Portfolio Manager covering the consumer discretionary sector, a position he has held since 2007. Prior to joining Pyramis, he was vice president and sector head for the consumer sector at ING Investment Management, North America. He has more than 18 years of investment and consumer industry experience.

Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecommunications sectors. He joined Pyramis in 2006 as a research analyst for the Telecommunications sector. Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006. He has 13 years of experience in the financial services and investment industries.

Mr. Willett is a Sector Portfolio Manager covering the healthcare sector, a position he has held since 2006. Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services. He has more than nine years of investment industry experience.

Thrivent Large Cap Growth Portfolio II

David C. Francis, CFA has served as portfolio manager of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001.

Thrivent Large Cap Growth Portfolio

David C. Francis, CFA has served as portfolio manager of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001.

Thrivent Partner Growth Stock Portfolio

Thrivent Financial has engaged T. Rowe Price Associates Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio. T. Rowe Price and its affiliates had approximately $489.5 billion in total assets under management as of December 31, 2011.

P. Robert Bartolo, CPA, CFA, Vice President of T. Rowe Price, has served as portfolio manager of the Portfolio since 2007 and also currently serves as Chairman of the Portfolio’s Investment Advisory Committee. Prior to being Chairman, he was a member of this Committee. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since 1997.

Thrivent Large Cap Value Portfolio

Matthew D. Finn, CFA has served as portfolio manager of the Portfolio since 2004, when he joined Thrivent.

Thrivent Large Cap Stock Portfolio

Matthew D. Finn, CFA and David C. Francis, CFA have served as portfolio managers of the Portfolio since 2007 and 2011, respectively. Mr. Finn has served as a portfolio manager since 2004, when he joined Thrivent. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Equity Income Plus Portfolio

David R. Spangler, CFA and Kevin R. Brimmer, FSA have served as portfolio managers of the Portfolio since its inception in 2008. Mr. Spangler has been with Thrivent Financial since 2002 and has been a portfolio manager since 2007. He was Director of Investment Product Management of Thrivent Financial from 2002 to 2006. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002.

Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA and Michael G. Landreville, CFA, CPA (inactive) have served as portfolio managers of the Portfolio since the respective years of 2002 and 2005. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA has served as portfolio manager of the Portfolio since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, David R. Spangler, CFA, and Paul J. Ocenasek, CFA have served as portfolio managers of the Portfolio since the respective years of 2006, 2007, 2007 and 2004. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Spangler has been with Thrivent Financial since 2002 and was Director of Investment Product Management from 2002 to 2006. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002. Mr. Ocenasek has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Financial has engaged Calvert Investment Management, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as investment subadviser for Thrivent Partner Socially Responsible Bond Portfolio. Calvert has been managing mutual funds since 1976, and, as of December 31, 2011, managed over $12 billion in assets.

Matthew Duch and Michael Abramo have served as portfolio managers of the Portfolio since 2011. Mr. Duch, Vice President of Calvert, and lead portfolio manager of the Portfolio, has been with Calvert’s taxable fixed income team since 2006. He joined Calvert after four years as a trader/sector manager at Deutsche Asset Management. Mr. Abramo, Vice President of Calvert, and co-portfolio manager of the Portfolio has been with Calvert’s taxable fixed income team since 1999.

Thrivent Income Portfolio

Stephen D. Lowe, CFA has served as the portfolio manager of the Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA, CPA (inactive) has served as portfolio manager of the Portfolio since 2005. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Limited Maturity Bond Portfolio

Gregory R. Anderson, CFA and Michael G. Landreville, CFA, CPA (inactive) have served as portfolio managers of the Portfolio since the respective years of 2005 and 2001. Mr. Anderson has been with Thrivent since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson, CFA and Scott A. Lalim have served as portfolio managers of the Portfolio since 2003. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Lalim has been with Thrivent since 1976 and also manages the commercial mortgage-backed securities portfolio of Thrivent Financial’s general account.

Thrivent Money Market Portfolio

William D. Stouten has served as portfolio manager of the Portfolio since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Personal Securities Investments

Personnel of Thrivent Financial and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

Trademarks

“S&P 500® Index,” “S&P MidCap 400 Index,” “S&P MidCap 400/Citigroup Growth Index,” “S&P 500/Citigroup Value Index,” “S&P 500/Citigroup Growth Index,” “S&P 500 Dividend Aristocrats Index,” “S&P SmallCap 600 Index,” “S&P North American Natural Resources Sector Index,” “S&P 500 Telecommunications Services Index” and “S&P 500 Utilities Index” are trademarks of The McGraw-Hill Companies, Inc. The Portfolios contained in this prospectus are not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in these Portfolios.

“Russell 1000® Growth Index,” “Russell 1000 Value Index,” “Russell 1000 Index,” “Russell 2000 Growth Index,” “Russell 2000 Value Index,” “Russell 2000 Index,” “Russell 3000 Growth Index,” “Russell 3000 Value Index,” “Russell 3000 Index,” “Russell Midcap Index,” “Russell Midcap Growth Index” and “Russell Midcap Value Index” are trademarks/service marks of the Frank Russell Company and have been licensed for use by Thrivent. Russell® is a trademark of the Frank Russell Company.

The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

•

Separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;

•	Other Portfolios of the Fund; and
•	Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Portfolio Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV, pursuant to procedures established by the Fund’s Board of Directors, and utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, subject to oversight by the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Policy Regarding Frequent Purchases and Redemptions

The Board of Directors of the Fund has adopted the following policy with respect to frequent purchases and redemptions of shares of the Portfolios. The separate accounts and retirement plans that invest in the Portfolios may make purchases and redemptions in the Portfolios daily. The Portfolios do not restrict this activity. Thrivent Financial and Thrivent Life employ certain monitoring controls that seek to identify and deter market timing and excessive short-term trading with the separate accounts, but the Portfolios cannot provide assurance that this monitoring will be effective. In addition, the terms of the variable contracts may limit the ability of Thrivent Financial and Thrivent Life to deter frequent trading. As a result, the Portfolios can give no assurance that market timing and excessive short-term trading will not occur. Frequent purchases and redemptions of shares of the Portfolios can disrupt portfolio management and increase expenses of the Portfolios, thereby negatively impacting their performance.

Disclosure of Portfolio Holdings

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Statement of Additional Information for the Portfolios and at thrivent.com.

Standing Allocation Order

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio (the “Thrivent Asset Allocation Portfolios”) purchase and redeem shares of the other Portfolios (the “Underlying Portfolios”) each business day pursuant to a standing allocation order (the ”Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Asset Allocation Portfolio should be allocated among the Underlying Portfolios. Each day, pursuant to the Allocation Order, a Thrivent Asset Allocation Portfolio will purchase or redeem shares of the relevant Underlying Portfolios at the NAV for the Underlying Portfolio calculated that day. Any modification to the daily instruction provided by the Allocation Order must be made before the close of trading on the NYSE.

Tax Matters

Because you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion in the applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 ½. For more information regarding the Fund’s general policies on distributions, please consult the Statement of Additional Information.

Other Securities and Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 4. This section provides additional information about some of the securities and other practices in which certain Portfolios engage, along with their associated risks. The additional strategies in this section are non-principal strategies except as otherwise noted. The Thrivent Asset Allocation Portfolios may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Real Estate Investment Trusts (REITs): Each of the Portfolios except the Thrivent Money Market Portfolio may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Foreign Securities. Each of the Portfolios may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios except Thrivent Money Market Portfolio may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. Each of the Portfolios may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which the Portfolios may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the performance of a Portfolio.

Foreign Currency Transactions. Thrivent Partner International Stock Portfolio may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Portfolio will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Portfolio may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. Although forward contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Portfolio total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and Illiquid Securities. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. Each of the Portfolios except Thrivent Money Market Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. Each of the Portfolios except Thrivent Money Market Portfolio may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset.

With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

High-Yield Bonds. Each of the Portfolios except Thrivent Money Market Portfolio may invest in high-yield bonds, including defaulted high-yield securities. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Portfolio invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds and Municipal Bonds. Each of the Portfolios may invest in government bonds and municipal bonds. As a result, a Portfolio’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Portfolio’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Thrivent Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio’s transaction costs.

Initial Public Offerings. Each Portfolio may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio’s size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio’s reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.

Unusual Opportunities. Each of the Portfolios may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Portfolio could lose money from such an investment.

Investing-in-Funds Risk. The Thrivent Asset Allocation Portfolios allocate their assets, in part, among certain of the other Portfolios (“Underlying Portfolios”). From time to time, one or more of the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Asset Allocation Portfolios owns a substantial portion of any Underlying Portfolio. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Portfolio may be adversely affected if the Underlying Portfolio is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Underlying Portfolios, a redemption or reallocation by a Thrivent Asset Allocation Portfolio away from an Underlying Portfolio could cause the Underlying Portfolio’s expenses to increase. As an investor in an Underlying Portfolio, a Thrivent Asset Allocation Portfolio will bear its ratable share of the Underlying Portfolio’s expenses, in addition to the expenses of the Thrivent Asset Allocation Portfolio with respect to the assets so invested.

In-Kind Redemptions. A Portfolio may redeem its shares in-kind (i.e., with portfolio securities of the Portfolio), subject to applicable regulatory requirements, to certain shareholders seeking an in-kind redemption.

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Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios’ financial performance for the past five years or, if shorter, the period of the Portfolios’ operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Annual Report of the Fund for the fiscal year ended December 31, 2011, which is available upon request.

Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2011	$12.22	$0.06	$(0.52)	$(0.46)	$(0.16)	$(0.20)
Year Ended 12/31/2010	10.66	0.10	1.72	1.82	(0.16)	(0.10)
Year Ended 12/31/2009	8.51	0.09	2.47	2.56	(0.41)	—
Year Ended 12/31/2008	14.09	0.25	(5.34)	(5.09)	(0.18)	(0.31)
Year Ended 12/31/2007	13.01	0.13	1.09	1.22	(0.08)	(0.06)

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2011	11.89	0.12	(0.45)	(0.33)	(0.23)	(0.14)
Year Ended 12/31/2010	10.72	0.17	1.42	1.59	(0.25)	(0.17)
Year Ended 12/31/2009	8.64	0.17	2.37	2.54	(0.46)	—
Year Ended 12/31/2008	13.48	0.33	(4.71)	(4.38)	(0.23)	(0.23)
Year Ended 12/31/2007	12.66	0.18	0.80	0.98	(0.11)	(0.05)

MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2011	11.79	0.17	(0.28)	(0.11)	(0.26)	(0.17)
Year Ended 12/31/2010	10.82	0.22	1.21	1.43	(0.29)	(0.17)
Year Ended 12/31/2009	8.92	0.23	2.14	2.37	(0.47)	—
Year Ended 12/31/2008	12.82	0.37	(3.83)	(3.46)	(0.27)	(0.17)
Year Ended 12/31/2007	12.22	0.24	0.58	0.82	(0.15)	(0.07)

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2011	11.66	0.18	(0.16)	0.02	(0.25)	(0.15)
Year Ended 12/31/2010	10.91	0.23	0.97	1.20	(0.28)	(0.17)
Year Ended 12/31/2009	9.27	0.24	1.82	2.06	(0.42)	—
Year Ended 12/31/2008	12.08	0.37	(2.80)	(2.43)	(0.29)	(0.09)
Year Ended 12/31/2007	11.69	0.27	0.39	0.66	(0.20)	(0.07)

PARTNER TECHNOLOGY PORTFOLIO
Year Ended 12/31/2011	7.11	(0.01)	(0.90)	(0.91)	—	—
Year Ended 12/31/2010	5.69	(0.04)	1.46	1.42	—	—
Year Ended 12/31/2009	3.63	(0.03)	2.09	2.06	—	—
Year Ended 12/31/2008	8.24	—	(3.59)	(3.59)	—	(1.02)
Year Ended 12/31/2007	7.67	(0.01)	0.85	0.84	—	(0.27)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.36)	$11.40	(3.93)%	$560.6	0.42%	0.49%	0.43%	0.47%	74%
(0.26)	12.22	17.53%	587.1	0.34%	0.95%	0.39%	0.90%	68%
(0.41)	10.66	30.62%	497.6	0.23%	1.29%	0.26%	1.27%	22%
(0.49)	8.51	(37.23)%	354.3	0.20%	2.45%	0.20%	2.45%	30%
(0.14)	14.09	9.33%	496.4	0.15%	1.17%	0.20%	1.12%	16%

(0.37)	11.19	(2.86)%	2,659.6	0.33%	1.22%	0.33%	1.22%	64%
(0.42)	11.89	15.43%	2,505.6	0.28%	1.83%	0.28%	1.83%	39%
(0.46)	10.72	29.80%	1,983.0	0.20%	2.41%	0.20%	2.41%	17%
(0.46)	8.64	(33.40)%	1,354.6	0.17%	3.36%	0.17%	3.36%	27%
(0.16)	13.48	7.74%	1,780.8	0.13%	1.86%	0.17%	1.82%	18%

(0.43)	11.25	(1.02)%	4,133.6	0.29%	1.86%	0.29%	1.86%	53%
(0.46)	11.79	13.68%	3,569.4	0.26%	2.51%	0.26%	2.51%	30%
(0.47)	10.82	26.89%	2,658.5	0.19%	3.16%	0.19%	3.16%	16%
(0.44)	8.92	(27.74)%	1,811.6	0.17%	3.91%	0.17%	3.91%	22%
(0.22)	12.82	6.75%	2,168.9	0.14%	2.68%	0.17%	2.65%	18%

(0.40)	11.28	0.20%	2,055.3	0.31%	2.14%	0.31%	2.14%	46%
(0.45)	11.66	11.41%	1,591.3	0.28%	2.81%	0.28%	2.81%	30%
(0.42)	10.91	22.53%	1,075.4	0.22%	3.41%	0.22%	3.41%	16%
(0.38)	9.27	(20.61)%	714.8	0.18%	4.09%	0.18%	4.09%	21%
(0.27)	12.08	5.59%	756.9	0.17%	3.36%	0.19%	3.34%	13%

—	6.20	(12.83)%	29.6	1.13%	(0.21)%	1.13%	(0.21)%	56%
—	7.11	25.00%	36.3	1.15%	(0.57)%	1.15%	(0.57)%	54%
—	5.69	56.58%	30.9	1.22%	(0.67)%	1.23%	(0.68)%	181%
(1.02)	3.63	(48.32)%	24.3	0.89%	(0.01)%	0.91%	(0.03)%	269%
(0.27)	8.24	11.08%	56.6	0.86%	(0.14)%	0.87%	(0.15)%	147%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
PARTNER HEALTHCARE PORTFOLIO
Year Ended 12/31/2011	$12.08	$0.03	$(0.46)	$(0.43)	$—	$(0.39)	$—
Year Ended 12/31/2010	11.08	(0.02)	1.22	1.20	(0.02)	(0.18)	—
Year Ended 12/31/2009	8.94	0.02	2.12	2.14	—	—	—
Year Ended 12/31/2008(c)	10.00	—	(1.05)	(1.05)	(0.01)	—	—

PARTNER NATURAL RESOURCES PORTFOLIO
Year Ended 12/31/2011	9.56	0.02	(1.24)	(1.22)	(0.01)	—	—
Year Ended 12/31/2010	8.23	—	1.34	1.34	(0.01)	—	—
Year Ended 12/31/2009	5.72	0.01	2.50	2.51	—	—	—
Year Ended 12/31/2008(c)	10.00	0.01	(4.28)	(4.27)	(0.01)	—	—

PARTNER EMERGING MARKETS PORTFOLIO
Year Ended 12/31/2011	12.38	0.15	(1.48)	(1.33)	(0.13)	—	—
Year Ended 12/31/2010	9.72	0.06	2.60	2.66	—	—	—
Year Ended 12/31/2009	5.59	0.04	4.13	4.17	(0.04)	—	—
Year Ended 12/31/2008(c)	10.00	0.06	(4.42)	(4.36)	(0.05)	—	—

REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2011(d)	14.49	0.22	1.06	1.28	—	—	—
Year Ended 12/31/2010	11.67	0.22	2.99	3.21	(0.39)	—	—
Year Ended 12/31/2009	9.34	0.29	2.44	2.73	(0.29)	—	(0.11)
Year Ended 12/31/2008	17.74	0.41	(6.35)	(5.94)	(0.74)	(1.46)	(0.26)
Year Ended 12/31/2007	22.93	0.32	(3.84)	(3.52)	(0.30)	(1.37)	—

PARTNER UTILITIES PORTFOLIO
Year Ended 12/31/2011	8.10	0.13	0.60	0.73	(0.18)	—	—
Year Ended 12/31/2010	7.76	0.18	0.33	0.51	(0.17)	—	—
Year Ended 12/31/2009	6.93	0.18	0.65	0.83	—	—	—
Year Ended 12/31/2008(c)	10.00	0.12	(3.08)	(2.96)	(0.11)	—	—

PARTNER SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2011	12.92	(0.08)	(0.42)	(0.50)	—	—	—
Year Ended 12/31/2010	10.03	(0.07)	2.96	2.89	—	—	—
Year Ended 12/31/2009	7.45	(0.03)	2.62	2.59	(0.01)	—	—
Year Ended 12/31/2008	13.94	0.01	(5.77)	(5.76)	—	(0.73)	—
Year Ended 12/31/2007	13.58	(0.04)	1.21	1.17	—	(0.81)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
(d)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.39)	$11.26	(3.79)%	$18.0	1.30%	0.24%	1.64%	(0.11)%	66%
(0.20)	12.08	11.13%	17.9	1.39%	(0.15)%	1.71%	(0.47)%	45%
—	11.08	23.83%	13.3	1.39%	0.19%	2.10%	(0.52)%	80%
(0.01)	8.94	(10.48)%	7.1	1.39%	(0.09)%	2.12%	(0.83)%	40%

(0.01)	8.33	(12.84)%	31.6	1.12%	0.17%	1.12%	0.17%	118%
(0.01)	9.56	16.33%	28.7	1.20%	(0.06)%	1.28%	(0.15)%	2%
—	8.23	43.72%	21.1	1.19%	0.15%	1.70%	(0.36)%	2%
(0.01)	5.72	(42.68)%	6.6	1.19%	0.23%	1.87%	(0.45)%	1%

(0.13)	10.92	(10.83)%	38.9	1.43%	1.27%	1.66%	1.04%	6%
—	12.38	27.33%	40.9	1.50%	0.74%	1.88%	0.36%	4%
(0.04)	9.72	74.70%	17.4	1.50%	0.78%	2.91%	(0.63)%	13%
(0.05)	5.59	(43.58)%	5.3	1.50%	1.18%	2.68%	0.00%	25%

—	15.77	8.83%	108.0	0.87%	1.47%	0.87%	1.47%	16%
(0.39)	14.49	27.56%	329.5	0.87%	1.62%	0.87%	1.62%	15%
(0.40)	11.67	29.08%	265.4	0.89%	3.34%	0.90%	3.33%	18%
(2.46)	9.34	(37.24)%	197.4	0.85%	2.74%	0.86%	2.73%	45%
(1.67)	17.74	(16.80)%	326.4	0.86%	1.60%	0.86%	1.60%	71%

(0.18)	8.65	9.08%	11.1	0.90%	2.13%	2.05%	0.99%	92%
(0.17)	8.10	6.69%	7.9	0.91%	2.80%	2.48%	1.23%	22%
—	7.76	12.00%	6.4	0.90%	2.93%	3.10%	0.73%	22%
(0.11)	6.93	(29.57)%	4.4	0.90%	2.55%	2.31%	1.14%	22%

—	12.42	(3.85)%	197.5	1.00%	(0.63)%	1.10%	(0.73)%	101%
—	12.92	28.86%	208.5	1.01%	(0.62)%	1.11%	(0.72)%	100%
(0.01)	10.03	34.75%	160.5	1.02%	(0.39)%	1.14%	(0.51)%	118%
(0.73)	7.45	(43.23)%	112.5	0.98%	0.08%	1.09%	(0.04)%	199%
(0.81)	13.94	8.52%	167.6	0.99%	(0.32)%	1.10%	(0.42)%	98%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SMALL CAP VALUE PORTFOLIO
Year Ended 12/31/2011	$19.06	$0.10	$(0.48)	$(0.38)	$(0.04)	$—
Year Ended 12/31/2010	15.58	0.13	3.52	3.65	(0.17)	—
Year Ended 12/31/2009	12.07	0.11	3.52	3.63	(0.11)	(0.01)
Year Ended 12/31/2008	18.44	0.13	(4.85)	(4.72)	(0.20)	(1.45)
Year Ended 12/31/2007	19.57	0.11	(0.21)	(0.10)	(0.07)	(0.96)

SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2011	12.66	(0.01)	(0.66)	(0.67)	—	—
Year Ended 12/31/2010	10.13	(0.01)	2.54	2.53	—	—
Year Ended 12/31/2009	8.49	0.07	1.65	1.72	(0.08)	—
Year Ended 12/31/2008	15.48	0.06	(5.34)	(5.28)	(0.13)	(1.58)
Year Ended 12/31/2007	15.43	0.10	0.88	0.98	(0.05)	(0.88)

SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2011	13.19	0.10	(0.02)	0.08	(0.11)	(0.39)
Year Ended 12/31/2010	10.57	0.11	2.60	2.71	(0.09)	—
Year Ended 12/31/2009	10.54	0.11	2.03	2.14	(0.22)	(1.89)
Year Ended 12/31/2008	19.21	0.22	(5.15)	(4.93)	(0.20)	(3.54)
Year Ended 12/31/2007	21.55	0.24	(0.11)	0.13	(0.14)	(2.33)

MID CAP GROWTH PORTFOLIO II
Year Ended 12/31/2011(c)	9.95	(0.01)	(0.40)	(0.41)	(0.01)	(0.36)
Year Ended 12/31/2010	8.43	0.01	2.32	2.33	—	(0.81)
Year Ended 12/31/2009	5.65	—	2.78	2.78	—	—
Year Ended 12/31/2008	11.42	0.01	(4.37)	(4.36)	(0.03)	(1.38)
Year Ended 12/31/2007	11.37	0.03	2.13	2.16	(0.06)	(2.05)

MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2011	18.56	0.04	(1.04)	(1.00)	(0.06)	—
Year Ended 12/31/2010	14.42	0.06	4.12	4.18	(0.04)	—
Year Ended 12/31/2009	9.55	0.04	4.83	4.87	—	—
Year Ended 12/31/2008	20.18	0.10	(7.19)	(7.09)	(0.18)	(3.36)
Year Ended 12/31/2007	17.59	0.08	3.38	3.46	(0.08)	(0.79)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.04)	$18.64	(1.99)%	$250.4	0.88%	0.52%	0.88%	0.52%	10%
(0.17)	19.06	23.46%	266.9	0.88%	0.75%	0.88%	0.75%	19%
(0.12)	15.58	30.24%	226.3	0.89%	0.86%	0.90%	0.85%	19%
(1.65)	12.07	(27.05)%	167.9	0.86%	1.08%	0.87%	1.07%	31%
(1.03)	18.44	(1.03)%	185.6	0.86%	0.68%	0.87%	0.66%	29%

—	11.99	(5.31)%	263.8	0.76%	(0.10)%	0.76%	(0.10)%	88%
—	12.66	25.09%	303.2	0.77%	(0.11)%	0.77%	(0.11)%	208%
(0.08)	10.13	20.38%	258.5	0.78%	0.65%	0.78%	0.65%	254%
(1.71)	8.49	(37.52)%	288.1	0.73%	0.66%	0.75%	0.64%	286%
(0.93)	15.48	6.14%	399.9	0.72%	0.66%	0.74%	0.65%	126%

(0.50)	12.77	0.53%	189.0	0.45%	0.63%	0.45%	0.63%	13%
(0.09)	13.19	25.88%	220.1	0.46%	0.86%	0.46%	0.86%	11%
(2.11)	10.57	25.29%	203.9	0.47%	0.94%	0.48%	0.94%	13%
(3.74)	10.54	(31.07)%	192.2	0.42%	1.28%	0.42%	1.28%	31%
(2.47)	19.21	(0.50)%	357.9	0.39%	1.00%	0.39%	0.99%	16%

(0.37)	9.17	(4.32)%	17.0	0.72%	(0.13)%	1.02%	(0.43)%	83%
(0.81)	9.95	28.03%	160.2	0.72%	0.12%	1.02%	(0.18)%	55%
—	8.43	49.31%	125.8	0.68%	(0.05)%	1.05%	(0.42)%	73%
(1.41)	5.65	(42.71)%	80.8	0.56%	0.30%	1.07%	(0.22)%	104%
(2.11)	11.42	19.80%	32.4	0.59%	0.18%	1.11%	(0.33)%	81%

(0.06)	17.50	(5.43)%	348.8	0.46%	0.21%	0.46%	0.21%	67%
(0.04)	18.56	29.11%	419.9	0.46%	0.34%	0.46%	0.34%	48%
—	14.42	50.94%	365.2	0.48%	0.30%	0.48%	0.29%	61%
(3.54)	9.55	(41.13)%	275.1	0.44%	0.54%	0.45%	0.52%	82%
(0.87)	20.18	19.92%	669.8	0.44%	0.35%	0.45%	0.34%	80%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER MID CAP VALUE PORTFOLIO
Year Ended 12/31/2011	$13.38	$0.11	$(0.95)	$(0.84)	$(0.03)	$—
Year Ended 12/31/2010	10.82	0.08	2.58	2.66	(0.10)	—
Year Ended 12/31/2009	8.25	0.12	2.54	2.66	(0.09)	—
Year Ended 12/31/2008	13.41	0.08	(4.61)	(4.53)	(0.18)	(0.45)
Year Ended 12/31/2007	13.06	0.14	0.28	0.42	—	(0.07)

MID CAP STOCK PORTFOLIO
Year Ended 12/31/2011	12.25	0.03	(0.79)	(0.76)	(0.01)	—
Year Ended 12/31/2010	9.80	0.05	2.45	2.50	(0.05)	—
Year Ended 12/31/2009	7.08	0.05	2.72	2.77	(0.05)	—
Year Ended 12/31/2008	13.15	0.04	(5.08)	(5.04)	(0.12)	(0.91)
Year Ended 12/31/2007	13.41	0.08	0.76	0.84	(0.12)	(0.98)

MID CAP INDEX PORTFOLIO
Year Ended 12/31/2011	12.91	0.10	(0.33)	(0.23)	(0.11)	(0.78)
Year Ended 12/31/2010	10.37	0.11	2.55	2.66	(0.12)	—
Year Ended 12/31/2009	8.31	0.12	2.72	2.84	(0.18)	(0.60)
Year Ended 12/31/2008	15.20	0.19	(5.02)	(4.83)	(0.19)	(1.87)
Year Ended 12/31/2007	15.05	0.20	1.00	1.20	(0.15)	(0.90)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Year Ended 12/31/2011	8.77	0.19	(1.26)	(1.07)	(0.17)	(0.14)
Year Ended 12/31/2010	7.84	0.11	0.93	1.04	(0.11)	—
Year Ended 12/31/2009	6.03	0.10	1.81	1.91	(0.10)	—
Year Ended 12/31/2008(c)	10.00	0.07	(3.98)	(3.91)	(0.06)	—

PARTNER INTERNATIONAL STOCK PORTFOLIO
Year Ended 12/31/2011	10.67	0.26	(1.75)	(1.49)	—	—
Year Ended 12/31/2010	9.99	0.20	0.68	0.88	(0.20)	—
Year Ended 12/31/2009	8.18	0.20	1.82	2.02	(0.21)	—
Year Ended 12/31/2008	17.26	0.33	(6.56)	(6.23)	(0.68)	(2.17)
Year Ended 12/31/2007	16.32	0.36	1.37	1.73	(0.24)	(0.55)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.03)	$12.51	(6.33)%	$215.8	0.84%	0.84%	0.84%	0.84%	76%
(0.10)	13.38	24.73%	232.2	0.85%	0.72%	0.85%	0.72%	91%
(0.09)	10.82	32.33%	183.7	0.87%	1.42%	0.88%	1.41%	114%
(0.63)	8.25	(35.05)%	123.3	0.83%	1.41%	0.85%	1.39%	97%
(0.07)	13.41	3.16%	95.0	0.89%	1.24%	0.90%	1.23%	85%

(0.01)	11.48	(6.29)%	457.0	0.72%	0.24%	0.72%	0.24%	35%
(0.05)	12.25	25.60%	511.5	0.73%	0.45%	0.73%	0.45%	78%
(0.05)	9.80	39.10%	443.5	0.73%	0.55%	0.74%	0.54%	53%
(1.03)	7.08	(40.75)%	379.9	0.72%	0.81%	0.73%	0.80%	234%
(1.10)	13.15	5.70%	387.9	0.72%	0.70%	0.74%	0.69%	215%

(0.89)	11.79	(2.23)%	78.1	0.53%	0.72%	0.53%	0.72%	16%
(0.12)	12.91	25.91%	94.2	0.54%	0.81%	0.54%	0.81%	13%
(0.78)	10.37	36.69%	86.9	0.56%	1.19%	0.57%	1.19%	18%
(2.06)	8.31	(36.29)%	75.1	0.46%	1.33%	0.46%	1.32%	24%
(1.05)	15.20	7.63%	146.2	0.43%	1.16%	0.43%	1.15%	20%

(0.31)	7.39	(12.13)%	495.6	0.99%	2.25%	0.99%	2.25%	64%
(0.11)	8.77	13.43%	522.6	1.00%	1.73%	1.05%	1.68%	84%
(0.10)	7.84	31.67%	254.9	1.00%	2.01%	1.20%	1.81%	80%
(0.06)	6.03	(39.09)%	105.9	1.00%	2.17%	1.25%	1.92%	49%

—	9.18	(13.91)%	709.8	0.82%	2.43%	0.90%	2.35%	73%
(0.20)	10.67	8.78%	889.3	0.83%	1.97%	0.91%	1.89%	100%
(0.21)	9.99	24.79%	882.9	0.85%	2.29%	0.91%	2.23%	76%
(2.85)	8.18	(41.10)%	778.1	0.81%	2.54%	0.89%	2.46%	70%
(0.79)	17.26	10.57%	1,443.8	0.81%	2.11%	0.88%	2.04%	113%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SOCIALLY RESPONSIBLE STOCK PORTFOLIO
Year Ended 12/31/2011	$10.35	$—	$(0.19)	$(0.19)	$—	$—
Year Ended 12/31/2010	8.76	—	1.60	1.60	(0.01)	—
Year Ended 12/31/2009	6.48	0.03	2.29	2.32	(0.04)	—
Year Ended 12/31/2008(c)	10.00	0.02	(3.52)	(3.50)	(0.02)	—

PARTNER ALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2011	10.07	(0.03)	(0.69)	(0.72)	—	—
Year Ended 12/31/2010	8.03	(0.01)	2.05	2.04	—	—
Year Ended 12/31/2009	5.34	(0.01)	2.70	2.69	—	—
Year Ended 12/31/2008(c)	10.00	(0.01)	(4.65)	(4.66)	—	—

PARTNER ALL CAP VALUE PORTFOLIO
Year Ended 12/31/2011	9.09	0.05	(0.97)	(0.92)	(0.05)	—
Year Ended 12/31/2010	7.65	0.03	1.41	1.44	—	—
Year Ended 12/31/2009	5.47	0.06	2.20	2.26	(0.08)	—
Year Ended 12/31/2008(c)	10.00	0.08	(4.51)	(4.43)	(0.10)	—

PARTNER ALL CAP PORTFOLIO
Year Ended 12/31/2011	8.93	0.06	(0.49)	(0.43)	(0.06)	—
Year Ended 12/31/2010	7.73	0.04	1.22	1.26	(0.06)	—
Year Ended 12/31/2009	6.10	0.06	1.66	1.72	(0.09)	—
Year Ended 12/31/2008	13.00	0.09	(5.05)	(4.96)	(0.08)	(1.86)
Year Ended 12/31/2007	12.03	0.07	2.28	2.35	(0.06)	(1.32)

LARGE CAP GROWTH PORTFOLIO II
Year Ended 12/31/2011(d)	6.94	0.02	(0.45)	(0.43)	(0.01)	(0.13)
Year Ended 12/31/2010	7.32	0.02	0.55	0.57	(0.02)	(0.93)
Year Ended 12/31/2009	5.85	0.05	2.26	2.31	(0.04)	(0.80)
Year Ended 12/31/2008	11.96	0.02	(4.49)	(4.47)	(0.06)	(1.58)
Year Ended 12/31/2007	11.00	0.06	1.71	1.77	(0.08)	(0.73)

LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2011	16.98	0.10	(1.02)	(0.92)	(0.10)	—
Year Ended 12/31/2010	15.40	0.09	1.58	1.67	(0.09)	—
Year Ended 12/31/2009	10.96	0.11	4.43	4.54	(0.10)	—
Year Ended 12/31/2008	19.23	0.18	(8.26)	(8.08)	(0.19)	—
Year Ended 12/31/2007	16.64	0.12	2.67	2.79	(0.20)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
(d)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$10.16	(1.82)%	$6.1	0.98%	0.01%	2.99%	(2.00)%	45%
(0.01)	10.35	18.31%	4.4	0.98%	0.05%	3.63%	(2.60)%	41%
(0.04)	8.76	35.65%	4.1	0.98%	0.41%	4.06%	(2.67)%	41%
(0.02)	6.48	(34.98)%	3.2	0.98%	0.30%	2.19%	(0.92)%	32%

—	9.35	(7.13)%	12.7	1.00%	(0.26)%	1.85%	(1.12)%	76%
—	10.07	25.33%	11.8	1.00%	(0.17)%	2.26%	(1.42)%	77%
—	8.03	50.32%	8.1	1.00%	(0.15)%	3.79%	(2.94)%	46%
—	5.34	(46.57)%	2.4	1.00%	(0.14)%	2.64%	(1.79)%	62%

(0.05)	8.12	(10.16)%	6.7	0.98%	0.59%	2.42%	(0.85)%	139%
—	9.09	18.86%	7.4	0.99%	0.39%	2.77%	(1.39)%	146%
(0.08)	7.65	41.20%	5.5	0.98%	1.26%	4.67%	(2.43)%	143%
(0.10)	5.47	(44.21)%	2.5	0.98%	1.43%	2.80%	(0.40)%	168%

(0.06)	8.44	(4.83)%	51.4	1.03%	0.56%	1.23%	0.36%	124%
(0.06)	8.93	16.34%	62.4	1.02%	0.47%	1.22%	0.27%	180%
(0.09)	7.73	28.48%	62.6	1.04%	0.76%	1.24%	0.56%	231%
(1.94)	6.10	(42.91)%	56.2	0.86%	0.84%	1.07%	0.64%	260%
(1.38)	13.00	20.37%	117.6	0.84%	0.61%	1.05%	0.41%	169%

(0.14)	6.37	(6.25)%	12.9	0.68%	0.33%	0.87%	0.14%	169%
(0.95)	6.94	8.35%	385.1	0.62%	0.32%	0.87%	0.07%	231%
(0.84)	7.32	39.78%	357.4	0.57%	0.67%	0.87%	0.37%	235%
(1.64)	5.85	(41.92)%	309.0	0.62%	0.90%	1.03%	0.49%	149%
(0.81)	11.96	16.47%	34.0	0.65%	0.39%	1.06%	(0.01)%	156%

(0.10)	15.96	(5.42)%	805.3	0.44%	0.55%	0.44%	0.55%	216%
(0.09)	16.98	10.90%	983.3	0.45%	0.56%	0.45%	0.56%	231%
(0.10)	15.40	41.40%	1,025.3	0.45%	0.79%	0.45%	0.79%	216%
(0.19)	10.96	(42.00)%	844.5	0.44%	0.74%	0.45%	0.73%	177%
(0.20)	19.23	16.75%	2,553.5	0.44%	0.63%	0.45%	0.63%	163%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER GROWTH STOCK PORTFOLIO
Year Ended 12/31/2011	$11.58	$(0.03)	$(0.14)	$(0.17)	$—	$—
Year Ended 12/31/2010	9.93	(0.02)	1.67	1.65	—	—
Year Ended 12/31/2009	6.96	—	3.00	3.00	(0.03)	—
Year Ended 12/31/2008	13.55	0.05	(5.29)	(5.24)	(0.09)	(1.26)
Year Ended 12/31/2007	13.08	0.08	1.14	1.22	(0.07)	(0.68)

LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2011	10.73	0.18	(0.52)	(0.34)	—	—
Year Ended 12/31/2010	9.65	0.14	1.08	1.22	(0.14)	—
Year Ended 12/31/2009	8.10	0.16	1.55	1.71	(0.16)	—
Year Ended 12/31/2008	13.41	0.23	(4.66)	(4.43)	(0.43)	(0.45)
Year Ended 12/31/2007	13.50	0.19	0.48	0.67	(0.17)	(0.59)

LARGE CAP STOCK PORTFOLIO
Year Ended 12/31/2011	8.50	0.09	(0.48)	(0.39)	—	—
Year Ended 12/31/2010	7.72	0.06	0.78	0.84	(0.06)	—
Year Ended 12/31/2009	6.11	0.07	1.61	1.68	(0.07)	—
Year Ended 12/31/2008	11.04	0.15	(4.05)	(3.90)	(0.28)	(0.75)
Year Ended 12/31/2007	10.54	0.12	0.68	0.80	(0.12)	(0.18)

LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2011	17.71	0.34	(0.04)	0.30	(0.30)	—
Year Ended 12/31/2010	15.76	0.30	1.95	2.25	(0.30)	—
Year Ended 12/31/2009	13.72	0.33	2.98	3.31	(0.45)	(0.82)
Year Ended 12/31/2008	25.18	0.47	(8.99)	(8.52)	(0.50)	(2.44)
Year Ended 12/31/2007	25.32	0.49	0.87	1.36	(0.44)	(1.06)

EQUITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2011	9.06	0.15	(0.37)	(0.22)	(0.03)	—
Year Ended 12/31/2010	7.91	0.15	1.13	1.28	(0.13)	—
Year Ended 12/31/2009	6.89	0.14	1.01	1.15	(0.13)	—
Year Ended 12/31/2008(c)	10.00	0.15	(3.11)	(2.96)	(0.15)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$11.41	(1.49)%	$51.1	0.96%	(0.20)%	1.06%	(0.30)%	26%
—	11.58	16.62%	61.4	0.95%	(0.19)%	1.05%	(0.29)%	36%
(0.03)	9.93	43.17%	61.3	0.98%	0.01%	1.08%	(0.09)%	53%
(1.35)	6.96	(42.13)%	52.1	0.82%	0.34%	0.92%	0.23%	44%
(0.75)	13.55	9.28%	118.1	0.80%	0.59%	0.91%	0.48%	55%

—	10.39	(3.08)%	752.1	0.64%	1.70%	0.64%	1.70%	73%
(0.14)	10.73	12.61%	811.3	0.65%	1.39%	0.65%	1.39%	109%
(0.16)	9.65	21.11%	733.0	0.65%	1.77%	0.65%	1.77%	110%
(0.88)	8.10	(34.33)%	664.1	0.64%	2.16%	0.65%	2.16%	53%
(0.76)	13.41	4.70%	1,004.9	0.64%	1.68%	0.65%	1.67%	37%

—	8.11	(4.58)%	565.8	0.69%	1.00%	0.69%	1.00%	139%
(0.06)	8.50	10.82%	628.3	0.69%	0.74%	0.69%	0.74%	181%
(0.07)	7.72	27.59%	617.3	0.70%	1.03%	0.71%	1.03%	169%
(1.03)	6.11	(37.68)%	497.4	0.66%	1.42%	0.67%	1.41%	100%
(0.30)	11.04	7.57%	1,060.1	0.65%	1.31%	0.66%	1.30%	114%

(0.30)	17.71	1.71%	291.3	0.42%	1.67%	0.42%	1.67%	4%
(0.30)	17.71	14.63%	331.5	0.42%	1.64%	0.42%	1.64%	6%
(1.27)	15.76	26.20%	338.2	0.43%	2.00%	0.43%	2.00%	7%
(2.94)	13.72	(37.12)%	319.7	0.38%	2.01%	0.39%	2.00%	8%
(1.50)	25.18	5.17%	633.5	0.36%	1.64%	0.36%	1.64%	5%

(0.03)	8.81	(2.46)%	88.1	0.83%	1.78%	0.83%	1.78%	195%
(0.13)	9.06	16.23%	76.3	0.85%	2.06%	0.89%	2.02%	362%
(0.13)	7.91	16.68%	55.0	0.85%	2.24%	0.99%	2.10%	416%
(0.15)	6.89	(29.58)%	41.4	0.80%	2.74%	0.84%	2.71%	74%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
BALANCED PORTFOLIO
Year Ended 12/31/2011	$14.72	$0.34	$0.26	$0.60	$(0.34)	$(0.50)
Year Ended 12/31/2010	13.44	0.34	1.39	1.73	(0.36)	(0.09)
Year Ended 12/31/2009	11.75	0.38	2.06	2.44	(0.55)	(0.20)
Year Ended 12/31/2008	17.16	0.56	(4.82)	(4.26)	(0.58)	(0.57)
Year Ended 12/31/2007	16.77	0.57	0.35	0.92	(0.53)	—

HIGH YIELD PORTFOLIO
Year Ended 12/31/2011	4.81	0.37	(0.15)	0.22	(0.37)	—
Year Ended 12/31/2010	4.56	0.38	0.25	0.63	(0.38)	—
Year Ended 12/31/2009	3.48	0.38	1.07	1.45	(0.37)	—
Year Ended 12/31/2008	4.84	0.37	(1.34)	(0.97)	(0.39)	—
Year Ended 12/31/2007	5.11	0.40	(0.26)	0.14	(0.41)	—

DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2011	6.75	0.29	(0.13)	0.16	(0.35)	—
Year Ended 12/31/2010	6.14	0.38	0.55	0.93	(0.32)	—
Year Ended 12/31/2009	5.01	0.43	1.15	1.58	(0.45)	—
Year Ended 12/31/2008	6.98	0.46	(2.00)	(1.54)	(0.43)	—
Year Ended 12/31/2007	7.19	0.34	(0.41)	(0.07)	(0.14)	—

PARTNER SOCIALLY RESPONSIBLE BOND PORTFOLIO
Year Ended 12/31/2011	10.31	0.29	0.40	0.69	(0.29)	—
Year Ended 12/31/2010	10.16	0.33	0.48	0.81	(0.33)	(0.33)
Year Ended 12/31/2009	10.02	0.43	0.62	1.05	(0.36)	(0.55)
Year Ended 12/31/2008(c)	10.00	0.26	0.01	0.27	(0.25)	—

INCOME PORTFOLIO
Year Ended 12/31/2011	9.96	0.46	0.12	0.58	(0.45)	—
Year Ended 12/31/2010	9.39	0.49	0.57	1.06	(0.49)	—
Year Ended 12/31/2009	8.20	0.50	1.19	1.69	(0.50)	—
Year Ended 12/31/2008	9.74	0.51	(1.53)	(1.02)	(0.52)	—
Year Ended 12/31/2007	9.90	0.53	(0.17)	0.36	(0.52)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.84)	$14.48	4.18%	$240.5	0.44%	2.06%	0.44%	2.06%	143%
(0.45)	14.72	13.30%	270.6	0.44%	2.13%	0.44%	2.13%	136%
(0.75)	13.44	21.76%	281.2	0.44%	2.55%	0.44%	2.54%	115%
(1.15)	11.75	(26.06)%	280.0	0.39%	3.00%	0.41%	2.98%	133%
(0.53)	17.16	5.46%	488.4	0.38%	2.78%	0.39%	2.77%	121%

(0.37)	4.66	4.71%	778.5	0.45%	7.81%	0.45%	7.81%	58%
(0.38)	4.81	14.58%	783.0	0.45%	8.20%	0.45%	8.20%	82%
(0.37)	4.56	43.49%	756.0	0.45%	9.28%	0.46%	9.28%	61%
(0.39)	3.48	(21.19)%	597.2	0.43%	8.63%	0.45%	8.61%	50%
(0.41)	4.84	2.71%	774.6	0.45%	8.00%	0.45%	8.00%	69%

(0.35)	6.56	2.32%	118.4	0.55%	4.98%	0.55%	4.98%	127%
(0.32)	6.75	15.85%	106.0	0.57%	6.28%	0.57%	6.28%	116%
(0.45)	6.14	33.06%	87.2	0.61%	7.08%	0.63%	7.07%	88%
(0.43)	5.01	(23.30)%	75.0	0.51%	5.61%	0.52%	5.59%	115%
(0.14)	6.98	(0.99)%	131.3	0.48%	5.30%	0.50%	5.28%	168%

(0.29)	10.71	6.70%	10.2	0.68%	2.73%	2.17%	1.25%	254%
(0.66)	10.31	8.05%	8.8	0.69%	3.09%	2.40%	1.39%	146%
(0.91)	10.16	10.98%	6.2	0.68%	4.17%	2.51%	2.33%	148%
(0.25)	10.02	2.68%	6.8	0.68%	3.89%	1.66%	2.91%	60%

(0.45)	10.09	5.96%	1,463.1	0.44%	4.53%	0.44%	4.53%	142%
(0.49)	9.96	11.55%	1,322.2	0.44%	5.06%	0.44%	5.05%	146%
(0.50)	9.39	21.29%	1,278.2	0.44%	5.72%	0.45%	5.71%	160%
(0.52)	8.20	(10.85)%	1,097.1	0.44%	5.61%	0.45%	5.60%	160%
(0.52)	9.74	3.77%	1,418.3	0.44%	5.43%	0.45%	5.43%	228%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
BOND INDEX PORTFOLIO
Year Ended 12/31/2011	$10.73	$0.31	$0.55	$0.86	$(0.31)	$(0.07)
Year Ended 12/31/2010	10.13	0.33	0.60	0.93	(0.33)	—
Year Ended 12/31/2009	9.72	0.37	0.43	0.80	(0.39)	—
Year Ended 12/31/2008	10.29	0.48	(0.56)	(0.08)	(0.49)	—
Year Ended 12/31/2007	10.22	0.50	0.07	0.57	(0.50)	—

LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2011	9.80	0.23	(0.14)	0.09	(0.22)	—
Year Ended 12/31/2010	9.62	0.32	0.18	0.50	(0.32)	—
Year Ended 12/31/2009	8.79	0.39	0.82	1.21	(0.38)	—
Year Ended 12/31/2008	9.84	0.42	(1.04)	(0.62)	(0.43)	—
Year Ended 12/31/2007	9.92	0.47	(0.08)	0.39	(0.47)	—

MORTGAGE SECURITIES PORTFOLIO
Year Ended 12/31/2011	10.32	0.30	0.17	0.47	(0.30)	(0.04)
Year Ended 12/31/2010	9.62	0.35	0.80	1.15	(0.35)	(0.10)
Year Ended 12/31/2009	8.82	0.43	0.69	1.12	(0.32)	—
Year Ended 12/31/2008	9.71	0.44	(0.91)	(0.47)	(0.42)	—
Year Ended 12/31/2007	9.71	0.49	(0.01)	0.48	(0.48)	—

MONEY MARKET PORTFOLIO
Year Ended 12/31/2011	1.00	—	—	—	—	—
Year Ended 12/31/2010	1.00	—	—	—	—	—
Year Ended 12/31/2009	1.00	—	—	—	—	—
Year Ended 12/31/2008	1.00	0.03	—	0.03	(0.03)	—
Year Ended 12/31/2007	1.00	0.05	—	0.05	(0.05)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.38)	$11.21	8.23%	$164.5	0.46%	2.83%	0.46%	2.83%	415%
(0.33)	10.73	9.24%	161.4	0.46%	3.12%	0.46%	3.12%	387%
(0.39)	10.13	8.47%	156.5	0.46%	3.78%	0.47%	3.77%	388%
(0.49)	9.72	(0.82)%	174.6	0.39%	4.83%	0.43%	4.79%	346%
(0.50)	10.29	5.66%	215.2	0.40%	4.86%	0.43%	4.84%	331%

(0.22)	9.67	0.90%	1,497.8	0.43%	2.31%	0.44%	2.30%	91%
(0.32)	9.80	5.25%	1,318.7	0.43%	3.27%	0.44%	3.27%	102%
(0.38)	9.62	14.04%	1,105.6	0.44%	4.23%	0.45%	4.23%	145%
(0.43)	8.79	(6.46)%	925.9	0.44%	4.44%	0.45%	4.43%	121%
(0.47)	9.84	3.98%	973.8	0.44%	4.82%	0.45%	4.81%	128%

(0.34)	10.45	4.53%	32.4	0.90%	2.89%	0.90%	2.89%	854%
(0.45)	10.32	12.09%	33.5	0.89%	3.43%	0.89%	3.43%	676%
(0.32)	9.62	13.02%	31.6	0.92%	4.67%	0.92%	4.67%	643%
(0.42)	8.82	(4.96)%	35.2	0.67%	4.67%	0.67%	4.67%	721%
(0.48)	9.71	5.09%	49.8	0.65%	5.05%	0.65%	5.05%	731%

—	1.00	0.00%	170.5	0.30%	0.00%	0.51%	(0.21)%	N/A
—	1.00	0.00%	171.8	0.31%	(0.01)%	0.50%	(0.19)%	N/A
—	1.00	0.43%	246.0	0.39%	0.47%	0.49%	0.37%	N/A
(0.03)	1.00	2.95%	683.4	0.36%	2.93%	0.46%	2.83%	N/A
(0.05)	1.00	5.14%	741.6	0.35%	5.03%	0.45%	4.93%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund and its Portfolios. Additional information about the Portfolios’ investments is available in the annual and semiannual reports of the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports or the semiannual reports, or you may make additional requests or inquiries by calling 1-800-847-4836. The Statement of Additional Information, the annual report and the semiannual report are also available, free of charge, at www.thrivent.com. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-551-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov), and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603